UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/17

Item 1.	Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

**Semiannual Report and Shareholder Letter**

October 31, 2017

# Franklin Federal Tax-Free Income Fund

**Sign up for electronic delivery at franklintempleton.com/edelivery**

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Dear Shareholder:

The six months ended October 31, 2017, benefited from mostly upbeat economic data as the US job market continued to improve and the unemployment rate declined. Accordingly, the US Federal Reserve increased its target range for the federal funds rate a quarter point to 1.00%–1.25% at its June meeting. The Fed held steady during the remainder of the period with inflation under control and below its 2.0% target.

During the period, the US bond market in general, and Treasuries and municipal bonds in particular, performed well as demand for fixed income increased. Factors contributing to this positive investment environment for these asset classes included consistently low inflation, unstable wage growth, geopolitical concerns and federal government fiscal reform uncertainty.

In addition, Franklin Federal Tax-Free Income Fund’s semiannual report includes more detail about municipal bond market conditions and discussions from the portfolio managers. On our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds can provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their income component. Please remember all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. We appreciate your confidence in us and encourage you to contact us when you have questions about your Franklin Templeton tax-free investment.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Federal Tax-Free Income Fund

Sheila Amoroso

Rafael R. Costas, Jr.

Senior Vice Presidents and Co-Directors

Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of October 31, 2017, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin Federal Tax-Free Income Fund

This semiannual report for Franklin Federal Tax-Free Income Fund covers the period ended October 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.1

Credit Quality Composition*

10/31/17

Ratings	% of Total Investments

AAA	11.04%

AA	45.47%

A	20.15%

BBB	4.48%

Below Investment Grade	1.36%

Refunded	16.68%

Not Rated	0.82%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.02 on April 30, 2017, to $11.98 on October 31, 2017. The Fund’s Class A shares paid dividends totaling 22.45 cents per share for the reporting period.2 The Performance Summary beginning on page 6 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.50% based on an annualization of October’s 3.65 cent per share dividend and the maximum offering price of $12.51 on October 31, 2017. An investor in the 2017 maximum federal personal income tax bracket of 39.60% (plus 3.8% Medicare tax) would need to earn a distribution rate of 6.18% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Municipal Bond Market Overview

The municipal bond market outperformed the US Treasury market but underperformed the US stock market during the six-month period ended October 31, 2017. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a +2.55% total return for the period, while US Treasuries, as measured by the Bloomberg Barclays US Treasury Index, posted a +0.75% total return.3 US equities, as represented by the Standard & Poor’s® 500 Index, delivered a +9.10% total return for the reporting period.3

Municipal issuance in 2017 was $325 billion through October.4 This represents an 18% decline from the first 10 months of 2016, during which time $397 billion in primary market supply

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

4. Source: The Bond Buyer, Thomson Reuters.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 13.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

was sold.4 Barclays noted that after accounting for redemptions (bonds that matured or were called out of the market), net supply stands at $22 billion thus far in 2017.5 According to Lipper’s US fund flows data, municipal bond funds continued to report inflows. Net inflows totaled approximately $2 billion in October, bringing year-to-date flows to $15.2 billion.6 The data indicated that inflows can be primarily attributed to money going into long-term and national municipal bond funds. Strong demand, combined with diminished bond supply, continued to be a factor in the municipal asset class.

Dividend Distributions*

5/1/17–10/31/17

	Dividend per Share (cents)
Month	Class A	Class C	Class R6**	Advisor Class
May	3.90	3.34	—	4.00
June	3.80	3.25	—	3.90
July	3.75	3.20	—	3.85
August	3.70	3.15	—	3.80
September	3.65	3.09	3.79	3.75
October	3.65	3.09	3.79	3.75
Total	22.45	19.12	7.58	23.05

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 8/1/17, the Fund began offering Class R6 shares. See the prospectus for details.

In general, the US bond market performed well in both municipals and Treasuries as a variety of factors continued to cause demand for fixed income to soar. Investor skepticism about the strength of the US economy, consistent low readings on the inflation front, a lack of persistent wage growth, concerns over North Korea’s nuclear ambitions and questions about the Trump administration’s ability to pass fiscal legislation have all led to a robust investment environment for municipals and US-based fixed income in general.

The Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June meeting. The target range stood at 1.00%–1.25% at period-end. The Fed also increased the discount rate 0.25% to 1.75% in June. The Fed decided to raise interest rates at its June meeting due to the strength of the US jobs market and continued economic growth.

Portfolio Composition

10/31/17

% of Total Investments*
Refunded**	26.7%
Utilities	17.4%
Transportation	13.7%
Hospital & Health Care	11.0%
General Obligation	10.6%
Subject to Government Appropriations	7.2%
Higher Education	4.6%
Tax-Supported	4.3%
Other Revenue	2.9%
Corporate-Backed	1.1%
Housing	0.5%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

The central bank made no change to its short-term interest rate policy at its September meeting. In its Federal Open Market Committee statement released on September 20, 2017, the Fed indicated that the labor market has continued to strengthen and that economic activity has been rising moderately. The Committee also stated that on a 12-month basis, overall inflation excluding food and energy prices has declined. The Committee mentioned that it will initiate its balance sheet normalization program in October 2017.

Several developments affected Puerto Rico bonds over the reporting period. Please visit franklintempleton.com/ investor/products/fund-resources/puerto-rico for the latest Puerto Rico updates from Franklin Templeton.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach

5. Source: Barclays Municipal Credit Research.

6. Source: Lipper US Fund Flows.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Our value-oriented philosophy of investing primarily for income and stability of principal, when combined with a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, led us to favor longer term bonds during the period under review. Consistent with our strategy, we sought to remain invested in bonds ranging from 15 to 30 years in maturity with good call features. Our relative-value, income-oriented philosophy also led the Fund to maintain its positions in higher coupon bonds, which provided income performance during the reporting period. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The Fund holds a very small portion of its assets in Puerto Rico bonds, which have traded materially lower following the recent hurricanes. Puerto Rico and its municipal issuers continue to experience significant financial difficulties and we continue to monitor developments affecting them.

Thank you for your continued participation in Franklin Federal Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Performance Summary as of October 31, 2017

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 10/31/17

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A
6-Month	+1.54%	-2.74%
1-Year	+0.53%	-3.75%
5-Year	+13.56%	+1.68%
10-Year	+51.16%	+3.77%

Advisor
6-Month	+1.59%	+1.59%
1-Year	+0.63%	+0.63%
5-Year	+14.12%	+2.68%
10-Year	+52.73%	+4.33%

Share Class	Distribution Rate[3]	Taxable Equivalent Distribution Rate[4]	30-Day Standardized Yield[5]	Taxable Equivalent 30-Day Standardized Yield[4]
A	3.50%	6.18%	1.52%	2.69%
Advisor	3.75%	6.63%	1.71%	3.02%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	10/31/17	8/1/17	4/30/17	Change
A (FKTIX)	$11.98	N/A	$12.02	-$0.04
C (FRFTX)	$11.97	N/A	$12.01	-$0.04
R6 (FFTQX)	$11.99	$12.03	N/A	-$0.04
Advisor (FAFTX)	$11.99	N/A	$12.03	-$0.04

Distributions (5/1/17–10/31/17)

Share Class	Net Investment Income
A	$0.2245
C	$0.1912
R6 (8/1/17–10/31/17)	$0.0758
Advisor	$0.2305
Total Annual Operating Expenses[6]
Share Class
A	0.62%
Advisor	0.52%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund holds a very small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Distribution rate is based on an annualization of the respective class’s October dividend and the maximum offering price (NAV for Advisor Class) per share on 10/31/17.

4. Taxable equivalent distribution rate and yield assume the 2017 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.

5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value[1]	Ending Account Value 10/31/17	Expenses Paid During Period 5/1/17–10/31/17[2,3]	Ending Account Value 10/31/17	Expenses Paid During Period 5/1/17–10/31/17[3]	Net Annualized Expense Ratio

A	$1,000	$1,015.40	$3.10	$1,022.13	$3.11	0.61%
C	$1,000	$1,012.60	$5.88	$1,019.36	$5.90	1.16%
R6	$1,000	$1,003.00	$1.19	$1,022.84	$2.40	0.47%
Advisor	$1,000	$1,015.90	$2.59	$1,022.63	$2.60	0.51%

1. For Classes A, C and Advisor, 5/1/17 for Actual and Hypothetical. For Class R6, 8/1/17 for Actual and 5/1/17 for Hypothetical.

2. For Classes A, C and Advisor, 5/1/17–10/31/17. For Class R6, 8/1/17–10/31/17.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period. The multiplier is 92/365 for Actual Class R6 expenses to reflect the number of days since inception.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Financial Highlights

	Six Months Ended October 31, 2017	Year Ended April 30,
	(unaudited)	2017	2016	2015	2014	2013

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.02	$12.48	$12.45	$12.22	$12.79	$12.48

Income from investment operations[a]:

Net investment income[b]	0.22	0.47	0.48	0.47	0.49	0.48

Net realized and unrealized gains (losses)	(0.04)	(0.47)	0.02	0.23	(0.57)	0.31

Total from investment operations	0.18	—	0.50	0.70	(0.08)	0.79

Less distributions from net investment income	(0.22)	(0.46)	(0.47)	(0.47)	(0.49)	(0.48)

Net asset value, end of period	$11.98	$12.02	$12.48	$12.45	$12.22	$12.79

Total return[c]	1.54%	0.01%	4.16%	5.82%	(0.49)%	6.44%

Ratios to average net assets[d]

Expenses	0.61%	0.62%	0.61%	0.62%	0.62%	0.61%

Net investment income	3.62%	3.82%	3.87%	3.80%	4.11%	3.76%

Supplemental data

Net assets, end of period (000’s)	$9,186,728	$9,342,715	$8,384,079	$8,505,853	$8,243,367	$9,414,734

Portfolio turnover rate	7.31%	13.86%	6.07%	5.49%	8.51%	6.31%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended October 31, 2017	Year Ended April 30,
	(unaudited)	2017	2016	2015	2014	2013

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.01	$12.47	$12.44	$12.21	$12.78	$12.47

Income from investment operations[a]:

Net investment income[b]	0.19	0.40	0.41	0.40	0.43	0.41

Net realized and unrealized gains (losses)	(0.04)	(0.47)	0.03	0.23	(0.58)	0.31

Total from investment operations	0.15	(0.07)	0.44	0.63	(0.15)	0.72

Less distributions from net investment income	(0.19)	(0.39)	(0.41)	(0.40)	(0.42)	(0.41)

Net asset value, end of period	$11.97	$12.01	$12.47	$12.44	$12.21	$12.78

Total return[c]	1.26%	(0.55)%	3.59%	5.24%	(1.05)%	5.87%

Ratios to average net assets[d]

Expenses	1.16%	1.17%	1.16%	1.17%	1.17%	1.16%

Net investment income	3.07%	3.27%	3.32%	3.25%	3.56%	3.21%

Supplemental data

Net assets, end of period (000’s)	$1,335,611	$1,411,391	$1,215,034	$1,166,771	$1,120,471	$1,525,083

Portfolio turnover rate	7.31%	13.86%	6.07%	5.49%	8.51%	6.31%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Period Ended October 31, 2017 (unaudited)[a]

Class R6

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.03

Income from investment operations[b]:

Net investment income[c]	0.12

Net realized and unrealized gains (losses)	(0.08)

Total from investment operations	0.04

Less distributions from net investment income	(0.08)

Net asset value, end of period	$11.99

Total return[d]	0.30%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.59%

Expenses net of waiver and payments by affiliates	0.47%

Net investment income	3.76%

Supplemental data

Net assets, end of period (000’s)	$144

Portfolio turnover rate	7.31%

aFor the period August 1, 2017 (effective date) to October 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended October 31, 2017	Year Ended April 30,
	(unaudited)	2017	2016	2015	2014	2013

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.03	$12.49	$12.46	$12.23	$12.80	$12.49

Income from investment operations[a]:

Net investment income[b]	0.23	0.48	0.49	0.49	0.50	0.49

Net realized and unrealized gains (losses)	(0.04)	(0.47)	0.03	0.22	(0.57)	0.31

Total from investment operations	0.19	0.01	0.52	0.71	(0.07)	0.80

Less distributions from net investment income	(0.23)	(0.47)	(0.49)	(0.48)	(0.50)	(0.49)

Net asset value, end of period	$11.99	$12.03	$12.49	$12.46	$12.23	$12.80

Total return[c]	1.59%	0.11%	4.26%	5.92%	(0.39)%	6.54%

Ratios to average net assets[d]

Expenses	0.51%	0.52%	0.51%	0.52%	0.52%	0.51%

Net investment income	3.72%	3.92%	3.97%	3.90%	4.21%	3.86%

Supplemental data

Net assets, end of period (000’s)	$1,641,142	$1,633,602	$1,443,272	$1,689,267	$1,314,233	$1,755,892

Portfolio turnover rate	7.31%	13.86%	6.07%	5.49%	8.51%	6.31%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Statement of Investments, October 31, 2017 (unaudited)

	Principal Amount	Value
Municipal Bonds 99.2%
Alabama 1.7%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%, 9/01/42	$ 14,300,000	$ 15,834,390
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	6,000,000	6,807,420
Alabama State Public Health Care Authority Lease Revenue, Department of Public Health Facilities, Refunding, 5.00%, 9/01/44	17,085,000	18,833,137
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	20,000,000	21,877,400
Birmingham Water Works Board Water Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.125%, 1/01/34	5,600,000	5,860,512
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/39	5,000,000	5,239,850
Series B, 5.00%, 1/01/38	3,500,000	3,914,120
Series B, 5.00%, 1/01/43	8,000,000	8,901,440
Subordinate, Refunding, Series B, 5.00%, 1/01/43	10,000,000	11,488,000
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,695,253
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,415,650
Chilton County Health Care Authority Limited Obligation Sales Tax Revenue, Chilton County Hospital Project, Series A, 5.00%, 11/01/40	8,425,000	8,961,841
[a] East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put, Series B, Pre-Refunded, 5.50%, 9/01/18	18,500,000	19,169,330
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, Pre-Refunded, 5.125%, 4/01/38	10,865,000	11,049,053
Limestone County Water and Sewer Authority Water Revenue, BAM Insured, 5.00%, 12/01/45	10,500,000	11,908,050
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	11,300,000	12,607,184
Phenix City Water and Sewer Revenue,
wts., Refunding, Series A, BAM Insured, 5.00%, 8/15/27	2,900,000	3,382,763
wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,760,337
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, Pre-Refunded, 6.75%, 7/01/38	15,000,000	15,564,900
		201,270,630
Alaska 0.8%
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%, 7/01/21	5,000	5,022
Alaska Municipal Bond Bank GO,
Refunding, Series Three, 5.25%, 10/01/36	16,045,000	18,648,301
Refunding, Series Three, 5.00%, 10/01/39	12,950,000	14,540,907
Alaska State Industrial Development and Export Authority Revenue, Providence Health and Services, Series A, 5.00%, 10/01/40	10,000,000	10,801,200
Alaska State International Airports Revenue, Series C, 5.00%, 10/01/33	12,565,000	13,456,864
Anchorage Electric Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	10,275,298
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, Pre-Refunded, 6.00%, 9/01/32	30,000,000	32,633,400
		100,360,992
Arizona 2.7%
Arizona Board of Regents Arizona State University System Revenue, Series C, 5.00%, 7/01/42	9,000,000	10,423,530
Arizona Board of Regents University of Arizona Revenue, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44	10,000,000	11,476,100
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,139,285
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27	14,440,000	15,443,724
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	10,750,100
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,345,550

franklintempleton.com	Semiannual Report	13

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Arizona State COP, (continued)
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/27	$ 8,000,000	$ 8,657,280
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	16,180,200
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%, 7/01/38	15,500,000	16,987,690
Lake Havasu Wastewater System Revenue, senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/40	15,000,000	16,963,050
Maricopa County IDA Senior Living Facilities Revenue, Christian Care Retirement Apartments Inc. Project, Refunding, Series A, 5.00%, 1/01/36	5,000,000	5,620,650
Maricopa County IDAR, Banner Health, Series A, 4.00%, 1/01/41	10,000,000	10,380,800
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	10,706,200
Mesa Utility Systems Revenue, 4.00%, 7/01/36	19,000,000	20,015,360
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	24,000,000	26,119,200
senior lien, Series A, 5.00%, 7/01/33	28,000,000	28,716,240
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/32	6,000,000	7,645,380
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/34	5,000,000	6,423,500
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/35	9,860,000	12,714,766
Phoenix Civic Improvement Corp. Water System Revenue,
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/32	21,095,000	22,454,573
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/34	10,000,000	10,644,500
Pima County IDA Lease Revenue, Clark County Detention Facility Project, 5.00%, 9/01/39	20,000,000	20,233,400
Pima County Sewer System Revenue, Obligations, AGMC Insured, Pre-Refunded, 5.00%, 7/01/25	7,000,000	7,693,280
Pinal County Electrical District No. 3 Electric System Revenue, Pre-Refunded, 5.25%, 7/01/36	10,000,000	11,404,800
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project, Series A, Pre-Refunded, 5.00%, 1/01/38	10,000,000	10,066,300
		332,205,458
Arkansas 0.3%
University of Arkansas Revenue,
Athletic Facilities, Fayetteville Campus, Series A, 5.00%, 9/15/36	8,330,000	9,738,853
Various Facilities, Fayetteville Campus, 5.00%, 11/01/47	6,500,000	7,597,330
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/37	3,100,000	3,433,281
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/42	9,360,000	10,311,818
		31,081,282
California 11.9%
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/28	24,000,000	25,351,200
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/34	20,250,000	20,589,390
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/34	9,530,000	10,066,539
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/39	14,000,000	14,234,640
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.50%, 4/01/43	30,000,000	30,564,600
California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,553,000
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,850,080
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	31,436,930
California State Economic Recovery GO, Series A, Pre-Refunded, 5.25%, 7/01/21	28,580,000	30,578,885
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington, Refunding, Series A, 5.00%, 7/01/40	24,525,000	26,677,069

14	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State GO,
Refunding, NATL Insured, 5.00%, 10/01/32	$ 20,000	$ 20,069
Various Purpose, 6.00%, 5/01/18	175,000	179,365
Various Purpose, 5.90%, 4/01/23	1,200,000	1,225,068
Various Purpose, 5.00%, 10/01/29	15,000,000	16,087,050
Various Purpose, 6.00%, 4/01/38	100,000,000	106,869,000
Various Purpose, 6.00%, 11/01/39	25,000,000	27,403,000
Various Purpose, 5.25%, 11/01/40	50,000,000	55,881,000
Various Purpose, AGMC Insured, 6.00%, 4/01/38	30,000,000	32,060,700
Various Purpose, FGIC Insured, 6.00%, 5/01/20	850,000	871,845
Various Purpose, Pre-Refunded, 5.25%, 3/01/38	20,000,000	20,287,994
Various Purpose, Refunding, 5.25%, 3/01/30	30,000,000	32,769,000
Various Purpose, Refunding, 6.00%, 3/01/33	12,000,000	13,363,800
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	27,426,500
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28	2,740,000	2,931,800
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded, 6.00%, 4/01/27	3,980,000	4,259,834
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded, 6.125%, 4/01/29	5,000,000	5,360,300
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	20,449,620
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	14,104,734
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	14,856,806
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	23,867,550
Various Capital Projects, Series G, Subseries G-1, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/24	5,000,000	5,395,850
Various Capital Projects, Series I, Pre-Refunded, 6.125%, 11/01/29	29,300,000	32,249,631
California State University Revenue, Systemwide, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/39	10,000,000	10,203,500
California Statewide CDA, PCR, Southern California Edison Co., Refunding, Series A, 4.50%, 9/01/29	14,830,000	16,036,717
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/37	9,800,000	10,018,246
St. Joseph Health System, Series B, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47	5,000,000	5,158,050
St. Joseph Health System, Series E, AGMC Insured, Pre-Refunded, 5.25%, 7/01/47	10,000,000	10,283,100
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.375%, 8/01/34	25,000,000	26,866,750
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, 6.20%, 8/01/29	3,250,000	4,364,457
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, 6.80%, 8/01/39	8,500,000	11,538,410
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn., 8/01/39	7,500,000	3,236,850
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, Pre- Refunded, 5.25%, 8/01/35	23,800,000	25,525,738
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	15,475,000	14,048,979
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	17,542,000
Refunding, Series A, 5.75%, 1/15/46	25,000,000	29,109,500
Refunding, Series A, 6.00%, 1/15/49	20,000,000	23,632,400

franklintempleton.com	Semiannual Report	15

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, Pre-Refunded, zero cpn., 8/01/39	$ 45,000,000	$ 10,272,600
Jefferson UHSD San Mateo County GO,
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/35	10,500,000	3,178,455
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/40	10,000,000	1,999,100
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/41	13,590,000	2,498,386
Los Angeles Community College District GO, Election of 2008, Series C, Pre-Refunded, 5.25%, 8/01/39	30,000,000	33,333,600
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	25,485,000	27,709,586
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	50,000,000	54,364,500
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%, 7/01/31	20,000,000	23,549,000
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	40,461,102
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/34	5,000,000	5,362,550
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	17,760,125
New Haven USD,
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/31	2,055,000	1,340,867
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/32	7,830,000	4,874,332
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/33	7,660,000	4,532,652
Placentia-Yorba Linda USD, GO, Orange County, Election of 2008, Series A, Pre-Refunded, 5.25%, 8/01/32	24,490,000	25,268,047
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/29	5,585,000	5,965,841
Rialto USD, GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	9,624,200
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.75%, 8/01/29	13,315,000	14,284,598
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/33	16,355,000	16,789,225
San Diego Public Facilities Financing Authority Water Revenue, Series B, Pre-Refunded, 5.375%, 8/01/34	15,000,000	16,120,050
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/31	10,000,000	10,577,600
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	6,450,290
senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000	56,122,500
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,033,300
San Mateo UHSD,
GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	17,360,800
GO, Capital Appreciation, Election of 2010, Series A, zero cpn. to 9/01/28, 6.45% thereafter, 9/01/33	6,065,000	5,027,400
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	50,000,000	43,263,500
Santa Ana USD,
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn., 8/01/35	10,000,000	5,319,000
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn., 8/01/36	18,865,000	9,577,195
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn., 8/01/37	10,000,000	4,859,500
Santa Clara County GO, Election of 2008, Series A, 5.00%, 8/01/34	25,000,000	26,655,250
Upland USD, GO, San Bernardino County, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/39	50,075,000	13,576,835

16	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	$3,000,000	$ 3,167,970
West Contra Costa USD,
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/29	10,000,000	6,951,100
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/30	20,845,000	13,837,953
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/31	20,000,000	12,718,600
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/32	10,730,000	6,526,415
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, Series A, zero cpn., 8/01/34	20,000,000	7,545,600
		1,448,247,170
Colorado 1.7%
Colorado Health Facilities Authority Revenue,
Catholic Health Initiatives, Series C-7, AGMC Insured, Pre-Refunded, 5.00%, 9/01/36	20,000,000	20,393,800
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/41	5,000,000	5,647,400
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	10,200,000	11,471,940
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	10,000,000	10,900,500
Hospital, Adventist Health System Sunbelt Obligated Group, Refunding, Series A, 5.00%, 11/15/41	30,505,000	34,755,262
Hospital, Health Facility Authority, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	20,000,000	20,880,600
Valley View Hospital Assn. Project, Refunding, 5.50%, 5/15/28	4,920,000	5,017,170
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	7,000,000	7,136,080
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP, Pre-Refunded, 5.50%, 11/01/27	10,000,000	10,439,299
Denver City and County Airport System Revenue,
Series C, NATL Insured, ETM, 6.125%, 11/15/25	3,590,000	4,392,473
Series C, NATL Insured, Pre-Refunded, 6.125%, 11/15/25	4,410,000	4,428,522
Subordinate, Series B, 5.25%, 11/15/33	16,405,000	18,937,768
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Improvement, Assured Guaranty, Pre-Refunded, 6.25%, 12/01/30	6,000,000	6,627,240
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	28,172,200
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32	10,000,000	11,543,400
University of Colorado Enterprise Revenue, Series A, Pre-Refunded, 5.375%, 6/01/32	3,500,000	3,732,645
		204,476,299
Connecticut 0.0%†
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program, Series G, Assured Guaranty, Pre-Refunded, 6.00%, 7/01/38	5,000,000	5,163,550
District of Columbia 2.4%
District of Columbia Ballpark Revenue,
Series B-1, BHAC Insured, 5.00%, 2/01/24	12,120,000	12,192,720
Series B-1, BHAC Insured, 5.00%, 2/01/25	7,000,000	7,042,000
Series B-1, BHAC Insured, 5.00%, 2/01/26	9,950,000	10,009,700
District of Columbia Hospital Revenue,
Children’s Hospital Obligated Group Issue, Refunding, 5.00%, 7/15/40	6,830,000	7,711,821
Children’s Hospital Obligated Group Issue, SubSeries 1, AGMC Insured, Pre-Refunded, 5.45%, 7/15/35	40,655,000	42,310,065
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	10,914,500
Series A, 5.25%, 12/01/34	11,000,000	11,896,060

franklintempleton.com	Semiannual Report	17

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
District of Columbia (continued)
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	$ 15,000,000	$ 16,347,150
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured, 5.00%, 6/01/32	5,000,000	5,014,200
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to 4/01/18, 5.00% thereafter, 4/01/32	15,370,000	16,294,813
National Academy of Sciences Project, Series A, 5.00%, 4/01/35	10,905,000	11,733,562
National Academy of Sciences Project, Series A, 5.00%, 4/01/40	16,960,000	18,215,210
National Public Radio Inc. Issue, Pre-Refunded, 5.00%, 4/01/35	7,750,000	8,442,695
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%, 5/15/33	30,490,000	34,364,364
District of Columbia University Revenue, Georgetown University Issue, Series D, Pre-Refunded, 5.50%, 4/01/36	5,000,000	5,201,300
District of Columbia Water and Sewer Authority Public Utility Revenue, senior lien, Series A, Pre-Refunded, 6.00%, 10/01/35	8,000,000	8,362,160
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,189,600
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,458,100
Refunding, Series C, 5.25%, 10/01/27	10,745,000	11,145,251
Series A, 5.00%, 10/01/39	5,000,000	5,465,550
Series C, 5.00%, 10/01/26	10,235,000	10,590,155
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital Improvement Projects, Convertible Capital Appreciation, second senior lien, Series C, Assured Guaranty, 6.50%, 10/01/41	25,000,000	32,389,000
		296,289,976
Florida 5.7%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B, Pre-Refunded, 7.00%, 4/01/39	6,500,000	7,030,725
Broward County HFAR,
MFH, Heron Pointe Apartments Project, Series A, 5.65%, 11/01/22	400,000	406,900
MFH, Heron Pointe Apartments Project, Series A, 5.70%, 11/01/29	225,000	228,593
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34	8,800,000	9,134,400
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	21,510,000	23,833,080
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	25,000	25,089
Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	21,909,200
Clearwater City Water and Sewer Revenue, Series A, Pre-Refunded, 5.25%, 12/01/39	7,000,000	7,588,280
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, 5.75%, 9/01/29	1,890,000	1,897,900
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,696,650
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A, NATL Insured, 5.00%, 2/01/37	10,000,000	10,031,900
Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	17,500,000	21,637,000
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	4,750,000	5,380,468
[b] Gainesville Utilities System Revenue,
Series A, 5.00%, 10/01/36	7,150,000	8,481,258
Series A, 5.00%, 10/01/37	5,000,000	5,916,750
Greater Orlando Aviation Authority Airport Facilities Revenue, Priority Subordinated, Series A, 5.00%, 10/01/47	20,000,000	22,836,200
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Series A, Assured Guaranty, 5.50%, 10/01/38	5,000,000	5,174,300
Tampa International Airport, Subordinated, Refunding, Series B, 5.00%, 10/01/44	10,000,000	11,200,400
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	6,650,865

18	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/28	$ 17,650,000	$ 20,216,486
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%, 4/01/37	11,000,000	11,029,810
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,169,170
Martin Memorial Medical Center, AGMC Insured, 5.50%, 11/15/42	3,800,000	4,208,652
Miami Beach RDA Tax Increment Revenue, City Center/Historic Convention Village, Refunding, Series A, AGMC Insured, 5.00%, 2/01/44	12,000,000	13,598,520
Miami Beach Resort Tax Revenue, 5.00%, 9/01/40	11,000,000	12,607,430
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,008,070
Miami-Dade County Aviation Revenue,
Miami International Airport, Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	20,000,000	21,554,800
Miami International Airport, Hub of the Americas, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/33	8,625,000	8,940,675
Miami International Airport, Hub of the Americas, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/38	5,640,000	5,846,424
Miami International Airport, Refunding, Series A, Assured Guaranty, 5.25%, 10/01/38	1,240,000	1,281,912
Miami International Airport, Refunding, Series B, 5.00%, 10/01/40	15,000,000	17,305,350
Miami International Airport, Series A, AGMC Insured, Pre-Refunded, 5.25%, 10/01/38	6,120,000	6,343,992
Miami International Airport, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/33	2,375,000	2,461,925
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	11,243,800
Refunding, Series A, 5.00%, 7/01/32	6,375,000	7,122,915
Series A, 5.00%, 7/01/40	30,265,000	32,739,466
Miami-Dade County GO, Building Better Communities Program, Series B-1, Pre-Refunded, 5.75%, 7/01/33	20,000,000	20,628,000
Miami-Dade County School Board COP,
Master Lease Purchase Agreement, Refunding, Series A, 5.00%, 5/01/31	10,000,000	11,375,700
Master Lease Purchase Agreement, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 2/01/27	10,000,000	10,518,900
Miami-Dade County Special Obligation Revenue,	5,000,000	5,716,250
sub. bond, Refunding, Series B, 5.00%, 10/01/31
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	5,128,740
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,678,058
Miami-Dade County Transit System Sales Surtax Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 7/01/38	18,845,000	19,337,231
Refunding, 5.00%, 7/01/35	7,000,000	8,081,430
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	22,534,800
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39	6,000,000	6,763,320
Hospital, Orlando Health Obligated Group, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	15,780,000	16,356,128
Hospital, Orlando Health Obligated Group, Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	11,220,000	11,674,298
Presbyterian Retirement Communities Project, 5.00%, 8/01/47	14,000,000	15,404,760
Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34	15,000,000	16,130,550
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, second lien, Subordinate, Series B, Assured Guaranty, 5.50%, 11/01/38	18,490,000	18,490,000
Orlando-Orange County Expressway Authority Revenue,
Series A, 5.00%, 7/01/40	3,005,000	3,259,674
Series A, Pre-Refunded, 5.00%, 7/01/40	1,995,000	2,189,832
Series C, Pre-Refunded, 5.00%, 7/01/40	15,000,000	16,464,900
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%, 10/01/28	10,000,000	10,402,600
Pensacola Airport Revenue, Refunding, 6.25%, 10/01/38	16,500,000	17,149,275

franklintempleton.com	Semiannual Report	19

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	$ 610,000	$ 611,976
Port St. Lucie Utility System Revenue,
Assured Guaranty, Pre-Refunded, 5.25%, 9/01/35	2,755,000	2,850,158
Refunding, 4.00%, 9/01/33	4,000,000	4,260,200
Refunding, 4.00%, 9/01/34	2,500,000	2,648,750
Refunding, 4.00%, 9/01/36	4,000,000	4,212,840
Refunding, Assured Guaranty, 5.25%, 9/01/35	245,000	253,212
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Pre- Refunded, 5.00%, 5/01/36	12,500,000	12,746,125
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%, 4/01/39	5,735,000	6,040,848
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, 5.00%, 8/15/32	31,070,000	31,166,317
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	933,272
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,183,115
Tampa-Hillsborough County Expressway Authority Revenue, 5.00%, 7/01/47	10,000,000	11,503,600
Tohopekaliga Water Authority Utility System Revenue, Refunding, 5.00%, 10/01/46	5,000,000	5,793,900
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	8,575,000	9,406,346
		693,634,460
Georgia 4.4%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, AGMC Insured, 5.75%, 6/15/41	5,550,000	6,004,434
Athens-Clarke County Unified Government Water and Sewerage Revenue, Pre-Refunded, 5.50%, 1/01/38	14,500,000	15,237,325
Atlanta Airport General Revenue,
Refunding, Series C, 6.00%, 1/01/30	15,000,000	17,107,800
Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	9,862,262
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,483,480
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24	6,385,000	7,071,962
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25	6,955,000	7,750,513
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	5,000,000	5,577,250
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27	5,000,000	5,600,050
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/40	30,000,000	34,654,800
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	10,545,000	11,346,209
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	7,940,000	8,554,556
Series A, Pre-Refunded, 6.25%, 11/01/34	20,000,000	22,008,200
Series B, AGMC Insured, Pre-Refunded, 5.25%, 11/01/34	19,455,000	21,025,408
Series B, AGMC Insured, Pre-Refunded, 5.375%, 11/01/39	15,060,000	16,312,691
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue,
MGC Real Estate Foundation II LLC Project, 5.00%, 7/01/33	5,000,000	5,112,400
MGC Real Estate Foundation II LLC Project, 5.25%, 7/01/38	10,000,000	10,243,200
Bulloch County Development Authority Student Housing Revenue,
Georgia Southern University Housing Foundation Four LLC Project, Assured Guaranty, Pre- Refunded, 5.25%, 7/01/33	14,825,000	15,241,731
Georgia Southern University Housing Foundation Four LLC Project, Assured Guaranty, Pre- Refunded, 5.375%, 7/01/39	23,075,000	23,742,560
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Series B, 5.50%, 1/01/33	15,000,000	15,095,850
Oglethorpe Power Corp. Vogtle Project, Series E, 7.00%, 1/01/23	25,000,000	25,232,750
Cherokee County Water and Sewerage Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,070

20	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Clarke County Hospital Authority Revenue, Piedmont Health Care Inc. Project, Refunding, Series A, 5.00%, 7/01/46	$10,835,000	$ 12,171,172
Clayton County Development Authority Student Housing and Activity Center Revenue, CSU Foundation Real Estate I LLC Project, XLCA Insured, 5.00%, 7/01/33	11,125,000	11,157,262
Cobb County Kennestone Hospital Authority Revenue, Revenue Anticipation Certificates, Wellstar Health System, Refunding, Series A, 5.00%, 4/01/47	5,000,000	5,632,000
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 9/01/37	6,450,000	6,686,070
DeKalb Newton and Gwinnett County Joint Development Authority Revenue, GGC Foundation LLC Project, Pre-Refunded, 6.00%, 7/01/34	10,000,000	10,800,300
Fayette County Hospital Authority Revenue, Anticipation Certificates, Piedmont Fayette Hospital Project, Refunding, Series A, 5.00%, 7/01/39	11,420,000	12,588,837
Fulton County Development Authority Hospital Revenue, Anticipation Certificates, Wellstar Health System Inc. Project, Series A, 5.00%, 4/01/47	5,000,000	5,632,000
Fulton County Development Authority Revenue, Piedmont Healthcare Inc. Project, Refunding, Series A, 5.00%, 7/01/46	11,005,000	12,362,137
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/45	13,040,000	14,624,751
Georgia State GO, Series A-2, 4.00%, 2/01/36	30,000,000	33,536,100
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, Assured Guaranty, Pre-Refunded, 5.625%, 6/15/38	5,000,000	5,141,450
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.25%, 6/15/40	13,970,000	14,418,996
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34	10,000,000	10,589,400
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	3,700,000	3,976,908
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	6,845,000	7,390,067
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/15/38	2,405,000	2,639,944
USG Real Estate Foundation III LLC Project, Series A, Pre-Refunded, 5.00%, 6/15/40	1,300,000	1,426,997
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	6,012,850
Medical Center Hospital Authority Revenue,
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Assured Guaranty, Pre-Refunded, 6.50%, 8/01/38	10,000,000	10,400,500
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	8,036,400
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	10,000,000	11,190,900
Emory University, Refunding, Series A, 5.00%, 10/01/43	10,000,000	11,472,800
Emory University, Refunding, Series C, 5.25%, 9/01/39	21,000,000	22,396,500
Savannah EDA Revenue, SSU Community Development I LLC Project, Assured Guaranty, 5.75%, 6/15/41	10,000,000	11,030,400
		537,595,242
Hawaii 0.2%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. Inc. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,112,375
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Senior Series A, 5.00%, 7/01/38	10,000,000	11,114,400
		19,226,775
Idaho 0.1%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A, 6.75%, 11/01/37	12,500,000	13,114,375

franklintempleton.com	Semiannual Report	21

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois 5.0%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/36	$ 19,000,000	$ 7,799,310
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Assured Guaranty, Pre-Refunded, 5.125%, 11/01/37	5,000,000	5,000,000
Chicago GO, Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	10,588,929
Chicago Midway Airport Revenue,
Refunding, Series B, 5.00%, 1/01/46	18,420,000	20,728,394
Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	20,825,649
Chicago O’Hare International Airport Revenue,
General Airport, senior lien, Series D, 5.25%, 1/01/42	10,000,000	11,755,600
General Airport, senior lien, Series D, 5.00%, 1/01/47	18,000,000	20,493,720
General Airport, third lien, Series A, 5.75%, 1/01/39	840,000	945,168
General Airport, third lien, Series A, Pre-Refunded, 5.75%, 1/01/39	4,160,000	4,731,917
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/35	39,485,000	42,266,323
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	10,738,500
Chicago Wastewater Transmission Revenue, second lien, Series A, BHAC Insured, Pre-Refunded, 5.50%, 1/01/38	18,000,000	18,132,660
Illinois Health Facilities Authority Revenue,
Loyola University Health System, Series A, NATL Insured, ETM, 5.625%, 7/01/18	2,105,000	2,168,655
South Suburban Hospital, ETM, 7.00%, 2/15/18	590,000	600,006
Illinois State Finance Authority Revenue,
Alexian Brothers Health System, Series A, AGMC Insured, Pre-Refunded, 5.50%, 1/01/28	45,000,000	45,904,500
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	17,193,120
Carle Foundation, Refunding, Series A, 5.00%, 2/15/45	20,000,000	22,037,800
Columbia College, NATL Insured, Pre-Refunded, 5.00%, 12/01/32	15,440,000	15,490,798
Edward Hospital Obligated Group, Series A, AMBAC Insured, Pre-Refunded, 5.50%, 2/01/40	4,000,000	4,044,360
Mercy Health System Corp., Refunding, 5.00%, 12/01/46	40,000,000	43,730,400
Northwest Community Hospital, Refunding, Series A, 5.00%, 7/01/36	7,490,000	8,359,889
Resurrection Health Care, Series B, AGMC Insured, Pre-Refunded, 5.25%, 5/15/29	26,695,000	27,296,973
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	2,930,000	3,226,721
Riverside Health System, Refunding, 6.25%, 11/15/35	2,070,000	2,240,589
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.75%, 11/01/28	2,500,000	2,614,725
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.25%, 11/01/35	3,000,000	3,122,820
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	10,607,200
Southern Illinois HealthCare Enterprise Inc., AGMC Insured, Pre-Refunded, 5.375%, 3/01/35	8,500,000	9,319,230
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	16,604,700
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,301,825
Illinois State GO,
AGMC Insured, 5.00%, 3/01/27	11,500,000	12,641,375
AGMC Insured, 5.00%, 9/01/29	9,965,000	9,991,009
Assured Guaranty, 5.25%, 4/01/34	10,000,000	10,108,000
Refunding, AGMC Insured, 5.00%, 1/01/23.	10,000,000	10,524,100
Illinois State Sales Tax Revenue, Build Illinois, Series B, Pre-Refunded, 5.25%, 6/15/34	15,000,000	15,991,200
Illinois State Toll Highway Authority Revenue, Toll Highway, Senior, Refunding, Series A-1, 5.00%, 1/01/31	10,245,000	10,982,742

22	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, NATL Insured, 5.50%, 6/15/20	$ 6,680,000	$ 6,770,380
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, NATL Insured, 5.55%, 6/15/21	4,215,000	4,272,155
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, NATL Insured, 5.65%, 6/15/22	27,355,000	31,263,482
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, ETM, 5.65%, 6/15/22	2,645,000	3,142,181
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	12,000,000	14,935,560
Northern Illinois Municipal Power Agency Power Project Revenue, Refunding, Series A, 5.00%, 12/01/41	5,500,000	6,136,900
Railsplitter Tobacco Settlement Authority Revenue, Refunding, 6.00%, 6/01/28	14,530,000	16,388,678
Regional Transportation Authority GO, Cook DuPage Kane Lake McHenry and Will Counties, Series A, AMBAC Insured, 7.20%, 11/01/20	610,000	664,186
Saline Valley Conservancy District Waterworks Revenue, Saline Gallatin Hamilton Hardin Williamson Pope Johnson and White Counties, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41	7,000,000	7,020,160
Southwestern Illinois Development Authority Revenue,
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/24	3,850,000	3,079,230
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/26	7,700,000	5,664,274
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,151,411
University of Illinois University Revenue,
Auxiliary Facilities System, Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,199,806
Auxiliary Facilities System, Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,431,750
Auxiliary Facilities System, Series A, Pre-Refunded, 5.75%, 4/01/38	7,000,000	7,454,300
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co. Project, 5.45%, 2/01/23	3,600,000	3,609,540
		613,292,900
Indiana 1.9%
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A, 5.50%, 2/01/29	9,000,000	9,478,530
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, Series A, 5.25%, 11/15/46	5,000,000	5,537,950
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,615,950
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,722,875
Stadium Project, Refunding, Series A, 5.25%, 2/01/37	10,000,000	11,840,500
Indiana Finance Authority Wastewater Utility Revenue,
CWA Authority Project, first lien, Refunding, Series A, 5.00%, 10/01/39	30,000,000	34,858,200
CWA Authority Project, first lien, Series A, 5.00%, 10/01/37	5,000,000	5,621,300
CWA Authority Project, first lien, Series A, 5.25%, 10/01/38	12,000,000	13,596,480
CWA Authority Project, first lien, Series A, 4.00%, 10/01/42	22,615,000	23,358,355
Indiana Health and Educational Facility Financing Authority Revenue, Sisters of St. Francis Health Services Inc. Obligated Group, Series E, AGMC Insured, Pre-Refunded, 5.25%, 5/15/41	3,750,000	3,828,488
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project, Refunding, Series B, 6.00%, 8/01/39	10,000,000	10,738,700
Indiana State Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A, Pre-Refunded, 6.75%, 3/01/39	9,750,000	10,468,673

franklintempleton.com	Semiannual Report	23

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Indiana State Municipal Power Agency Revenue,
Power Supply System, Refunding, Series A, 4.00%, 1/01/42	$ 5,860,000	$ 6,112,800
Power Supply System, Refunding, Series A, 5.00%, 1/01/42	21,290,000	24,255,271
Power Supply System, Series B, Pre-Refunded, 6.00%, 1/01/39	4,000,000	4,228,880
Indianapolis Local Public Improvement Bond Bank Revenue,
Pilot Infrastructure Project, Series F, AGMC Insured, 5.00%, 1/01/35	10,000,000	10,733,400
Waterworks Project, Refunding, Series A, Assured Guaranty, 5.50%, 1/01/38	7,030,000	7,372,361
Waterworks Project, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 1/01/38	1,620,000	1,703,349
Indianapolis Water System Revenue, first lien, Refunding, Series B, 5.00%, 10/01/37	15,000,000	17,356,200
Northern Indiana Commuter Transportation District Revenue, Limited Obligation, 5.00%, 7/01/41	6,000,000	6,806,460
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, Pre-Refunded, 5.75%, 10/01/28	2,000,000	2,174,040
		229,408,762
Kansas 0.7%
Butler County USD No. 490 GO, School Building, Series B, BAM Insured, 4.00%, 9/01/43	10,000,000	10,423,000
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	6,794,812
University of Kansas Hospital Authority Health Facilities Revenue, Kansas University Health System, Refunding, Series A, 5.00%, 3/01/47	23,115,000	26,430,847
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	3,000,000	3,435,720
Improvement, Series A, 5.00%, 9/01/45	10,000,000	11,408,600
Improvement, Series C, 5.00%, 9/01/41	5,000,000	5,687,350
Improvement, Series C, 5.00%, 9/01/46	16,565,000	18,746,942
Series A, BHAC Insured, Pre-Refunded, 5.25%, 9/01/34	5,000,000	5,273,250
		88,200,521
Kentucky 0.7%
Carroll County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, AMBAC Insured, 5.75%, 2/01/26	12,500,000	12,769,750
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc., Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/18	8,585,000	8,472,365
Kentucky Economic Development Finance Authority Revenue, Louisville Arena Project, Louisville Arena Authority Inc., Series A, Subseries A-1, Assured Guaranty, 6.00%, 12/01/38	4,000,000	4,058,680
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/35	7,750,000	8,726,500
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/42	10,000,000	11,098,700
Kentucky State Property and Buildings Commission Revenue,
Project No. 90, Pre-Refunded, 5.50%, 11/01/28	13,230,000	13,804,446
Project No. 90, Pre-Refunded, 5.50%, 11/01/28	1,770,000	1,847,756
Louisville/Jefferson County Metro Government Revenue,
College, Bellarmine University Project, Refunding and Improvement, Series A, 6.00%, 5/01/33	3,000,000	3,043,350
Health Facilities, Jewish Hospital and St. Mary’s Healthcare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	11,646,625
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/35	7,000,000	7,400,260
		82,868,432
Louisiana 2.7%
East Baton Rouge Sewerage Commission Revenue, Series A, Pre-Refunded, 5.25%, 2/01/39	6,000,000	6,307,500
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/30	5,000,000	5,714,000
XLCA Insured, Pre-Refunded, 5.25%, 11/01/27	12,485,000	12,485,000

24	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.00%, 10/01/25	$ 5,500,000	$ 6,091,635
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%, 10/01/35	6,000,000	6,731,040
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%, 10/01/41	15,000,000	16,827,600
Louisiana Local Government Environmental Facilities and CDA Revenue,
Bossier City Public Improvement Projects, AMBAC Insured, Pre-Refunded, 5.00%, 11/01/32	6,730,000	6,730,000
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/44	5,820,000	6,588,124
LCTCS Act 360 Project, 5.00%, 10/01/39	10,000,000	11,246,800
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/26	2,750,000	2,950,365
Southeastern Louisiana University, Student Union/University Facilities Inc. Project, Series A, AGMC Insured, 5.00%, 10/01/40	8,545,000	9,072,227
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 7/01/47	25,000,000	27,769,750
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%, 7/01/39	10,000,000	10,914,900
Louisiana Public Facilities Authority Revenue,
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities Project, Assured Guaranty, 5.00%, 11/01/30	10,000,000	10,029,000
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	18,416,015
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/42	20,000,000	22,552,600
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	7,500,000	8,361,600
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	12,214,000
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2, Assured Guaranty, Pre-Refunded, 6.75%, 6/01/26	21,000,000	21,693,210
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, Pre-Refunded, 5.00%, 5/01/45	13,690,000	14,969,604
Louisiana State Public Facilities Authority Lease Revenue, Provident Group, Flagship Properties LLC, Louisiana State University Nicholson Gateway Project, Series A, 5.00%, 7/01/51	26,145,000	28,847,347
New Orleans Aviation Board Revenue, General Airport, North Terminal Project, Series B, 5.00%, 1/01/48	4,000,000	4,533,800
Shreveport Water and Sewer Revenue, Series B, 5.00%, 12/01/41	10,000,000	11,290,800
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	49,100,000	49,245,827
		331,582,744
Maine 0.4%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan Program, Series A-3, Assured Guaranty, 5.875%, 12/01/39	17,335,000	18,257,915
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,639,810
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	11,026,600
Portland Airport Revenue,
General, AGMC Insured, 5.25%, 1/01/35	3,000,000	3,183,720
General, AGMC Insured, 5.00%, 1/01/40	6,000,000	6,302,160
		43,410,205
Maryland 0.9%
Baltimore Project Revenue,
Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,706,700
Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	11,358,400

franklintempleton.com	Semiannual Report	25

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Baltimore Revenue,
Mayor and City Council of Baltimore, Subordinate Project, Water Projects, Refunding, Series C, 5.00%, 7/01/39	$ 10,000,000	$ 11,439,600
Mayor and City Council of Baltimore, Subordinate Project, Water Projects, Refunding, Series C, 5.00%, 7/01/44	10,000,000	11,383,900
Mayor and City Council of Baltimore, Subordinate Project, Water Projects, Series A, 5.00%, 7/01/39	9,430,000	10,787,543
Mayor and City Council of Baltimore, Subordinate Project, Water Projects, Series A, 5.00%, 7/01/44	5,500,000	6,261,145
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,339,250
Maryland State Health and Higher Educational Facilities Authority Revenue,
Adventist HealthCare Issue, Series A, 5.50%, 1/01/46	12,500,000	14,339,250
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,277,080
LifeBridge Health Issue, Assured Guaranty, 5.00%, 7/01/34	7,715,000	7,736,293
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/28	1,875,000	1,880,569
Medstar Health Issue, Series A, 5.00%, 5/15/42	7,500,000	8,562,150
University of Maryland Medical System Issue, Series B, NATL Insured, ETM, 7.00%, 7/01/22	135,000	159,204
Upper Chesapeake Hospitals Issue, Series C, Pre-Refunded, 6.00%, 1/01/38	5,000,000	5,040,500
		103,271,584
Massachusetts 2.5%
Massachusetts Bay Transportation Authority Revenue,
Assessment, Series A, Pre-Refunded, 5.25%, 7/01/34	19,520,000	20,068,707
Assessment, Series A, Pre-Refunded, 5.25%, 7/01/34	8,110,000	8,332,457
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%, 7/01/28	10,000,000	12,561,700
Massachusetts Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	21,210,655
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/41	10,135,000	11,590,285
Partners Healthcare System Issue, Refunding, Series Q, 5.00%, 7/01/47	15,000,000	16,944,600
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	11,372,300
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior, Refunding, Series B, 5.00%, 1/01/37	31,000,000	33,150,160
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue H, Assured Guaranty, 6.35%, 1/01/30	2,405,000	2,510,531
Issue I, 6.00%, 1/01/28	7,885,000	8,335,470
Issue K, Refunding, 5.25%, 7/01/29	6,940,000	7,593,193
Massachusetts State GO,
Consolidated Loan of 2016, Series G, 4.00%, 9/01/42	20,000,000	21,064,200
Consolidated Loan of 2017, Green Bonds, Series B, 5.00%, 4/01/47	12,335,000	14,355,966
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	490,000	491,588
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	828,810
Harvard Pilgrim Health Care Issue, Series A, AGMC Insured, 5.00%, 7/01/18	800,000	801,400
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	21,850,400
Northeastern University Issue, Series R, 5.00%, 10/01/33	6,830,000	7,056,210
Springfield College Issue, Pre-Refunded, 5.50%, 10/15/31	1,710,000	1,855,299
Springfield College Issue, Pre-Refunded, 5.625%, 10/15/40	7,000,000	7,611,660
Massachusetts State HFAR, Housing, Series B, 7.00%, 12/01/38	9,140,000	9,451,126
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%, 6/01/35	10,000,000	10,514,000

26	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Water Pollution Abatement Trust Revenue,
Massachusetts State Water Resources Authority Program, Series A, 5.00%, 8/01/32	$ 225,000	$ 225,749
Water Pollution Abatement, MWRA Program, Subordinate, Refunding, Series A, 5.75%, 8/01/29	450,000	451,728
Massachusetts Water Resources Authority Revenue, General, Green Bonds, Refunding, Series C, 5.00%, 8/01/40	30,000,000	35,214,900
University of Massachusetts Building Authority Project Revenue, Senior Series 1, 5.00%, 11/01/39	20,000,000	23,149,800
		308,592,894
Michigan 2.7%
Detroit City School District GO,
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/30	1,245,000	1,379,970
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/33	1,500,000	1,653,210
Detroit Sewage Disposal System Revenue, second lien, Series B, NATL Insured, 5.00%, 7/01/36	10,000	10,028
Detroit Water and Sewerage Department Sewage Disposal System Revenue,
senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	13,315,440
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	10,918,700
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, Pre-Refunded, 7.00%, 7/01/36	5,000,000	5,482,350
senior lien, Series B, NATL Insured, 5.00%, 7/01/34	10,000	10,029
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/26	15,000,000	16,423,800
Michigan Finance Authority Revenue,
Hospital, Beamont Health Credit Group, Series A, 5.00%, 11/01/44	20,925,000	23,348,324
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,610,000	32,661,310
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/45	10,000,000	11,310,800
Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	140,000	159,800
Michigan Hospital Finance Authority Revenue,
Ascension Health Senior Credit Group, Refunding, Series F-8, 5.00%, 11/15/47	10,000,000	11,360,300
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/29	4,000,000	4,304,920
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,390,900
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	745,000	785,483
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	9,230,000	10,179,121
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33	24,255,000	25,654,999
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	770,000	889,596
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	440,000	461,028
Facilities Program, Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,660,490
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	23,643,159
Facilities Program, Series H, 5.125%, 10/15/33	12,500,000	13,313,750
Facilities Program, Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,355,550
Facilities Program, Series I, Pre-Refunded, 6.25%, 10/15/38	14,560,000	15,267,179
Michigan State GO,
Environmental Program, Series A, Pre-Refunded, 6.00%, 11/01/24	1,000,000	1,072,410
Environmental Program, Series A, Pre-Refunded, 5.50%, 11/01/25	1,000,000	1,065,010
Michigan State Strategic Fund Limited Obligation Revenue,
The Detroit Edison Co. Exempt Facilities Project, Refunding, Series KT, 5.625%, 7/01/20	7,000,000	7,727,860
The Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	294,803
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/34	40,000,000	39,652,800

franklintempleton.com	Semiannual Report	27

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	$20,000,000	$ 21,185,400
William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.375%, 8/01/29	10,000,000	10,895,500
		322,834,019
Minnesota 0.2%
Minneapolis Health Care System Revenue,
Fairview Health Services, Series A, Pre-Refunded, 6.625%, 11/15/28	11,000,000	11,629,090
Fairview Health Services, Series A, Pre-Refunded, 6.75%, 11/15/32	6,250,000	6,615,437
St. Cloud Health Care Revenue, CentraCare Health System, Refunding, Series A, 5.00%, 5/01/46	5,000,000	5,654,000
		23,898,527
Mississippi 0.7%
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding, 5.875%, 4/01/22	27,930,000	28,018,259
Mississippi Development Bank Special Obligation Revenue,
City of Jackson Capital City Convention Center Project, Refunding, Series A, 5.00%, 3/01/36	10,000,000	11,672,300
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,317,694
Mississippi Hospital Equipment and Facilities Authority Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/36	6,350,000	7,074,027
Baptist Memorial Health Care, Series A, 5.00%, 9/01/46	34,500,000	37,987,260
		89,069,540
Missouri 0.5%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Appropriation Revenue, Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,364,200
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	27,970,000
St. Luke’s Health System Inc., Series B, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	30,000,000	31,368,900
		65,703,100
Montana 0.0%†
Montana State Facility Finance Authority Revenue, Benefis Health System Obligated Group, Refunding, 5.00%, 2/15/41	2,650,000	2,987,795
Nebraska 1.1%
Douglas County Hospital Authority No. 2 Revenue, Health Facilities, Children’s Hospital Obligated Group, 5.00%, 11/15/47	10,000,000	11,330,300
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%, 12/01/28	5,000,000	5,211,600
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM, 6.70%, 6/01/22	1,440,000	1,629,518
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health Services Project, Series A-1, Pre-Refunded, 6.00%, 7/01/33	12,000,000	12,626,760
Municipal Energy Agency of Nebraska Power Supply System Revenue, Series A, BHAC Insured, Pre-Refunded, 5.375%, 4/01/39	5,000,000	5,294,650
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, Pre-Refunded, 5.00%, 6/01/36	9,000,000	9,545,490
Omaha Public Power District Electric System Revenue, Series C, 5.00%, 2/01/39	23,305,000	25,677,449
Omaha Public Power District Separate Electric System Revenue,
Nebraska City 2, Refunding, Series A, 5.00%, 2/01/49	10,000,000	11,295,200
Nebraska City 2, Series A, 5.25%, 2/01/42	10,000,000	11,568,100
Public Power Generation Agency Revenue,
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/39	7,340,000	8,386,244
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/41	5,140,000	5,801,826

28	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Nebraska (continued)
University of Nebraska Revenue,
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	$5,000,000	$ 5,613,300
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	8,388,075
Lincoln Student Fees and Facilities, Series A, Pre-Refunded, 5.25%, 7/01/34	5,000,000	5,239,850
University of Nebraska Omaha Health and Recreation Project, Pre-Refunded, 5.00%, 5/15/38	5,000,000	5,106,100
		132,714,462
Nevada 0.3%
Clark County Passenger Facility Charge Revenue,
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/39	20,000,000	21,599,400
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/42	5,000,000	5,392,100
Clark County School District GO, Refunding, Series A, NATL Insured, 5.00%, 6/15/24	8,055,000	8,323,151
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17	1,625,000	1,632,199
Reno Hospital Revenue,
Washoe Medical Center Project, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	1,535,000	1,642,772
Washoe Medical Center Project, Series C, AGMC Insured, Pre-Refunded, 5.375%, 6/01/39	3,465,000	3,831,458
		42,421,080
New Hampshire 0.4%
Manchester GARB, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,166,080
New Hampshire Health and Education Facilities Authority Revenue,
Elliot Hospital Issue, Refunding, 5.00%, 10/01/38	4,000,000	4,407,600
University System of New Hampshire Issue, Refunding, 5.00%, 7/01/45	10,350,000	11,772,608
New Hampshire Municipal Bond Bank Revenue, Series B, Pre-Refunded, 5.00%, 8/15/39	11,250,000	12,414,487
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, Pre-Refunded, 6.125%, 10/01/39	5,000,000	5,470,500
New Hampshire State Municipal Bond Bank Revenue, Refunding, Series D, 4.00%, 8/15/39	10,000,000	10,576,700
		50,807,975
New Jersey 2.2%
Bayonne GO, General Improvement, Pre-Refunded, 5.75%, 7/01/35	9,000,000	9,675,540
New Jersey EDA Revenue,
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,092,440
School Facilities Construction, Series AAA, 5.00%, 6/15/41	26,000,000	27,866,540
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	23,903,220
New Jersey Health Care Facilities Financing Authority State Contract Revenue,
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	7,770,000	8,010,326
Hospital Asset Transformation Program, Series A, Pre-Refunded, 5.25%, 10/01/38	2,230,000	2,314,740
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/25	20,305,000	21,629,901
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/26	8,000,000	8,522,000
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/27	4,000,000	4,261,000
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/28	2,000,000	2,130,500
New Jersey State Educational Facilities Authority Revenue, Higher Education Capital Improvement Fund Issue, Series B, 5.00%, 9/01/36	14,000,000	15,129,520
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/45	15,000,000	16,016,850
Transportation System, Series A, 6.00%, 12/15/38	49,125,000	51,473,175
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	9,705,000	9,748,867
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	25,875,000	27,308,216
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	10,638,700

franklintempleton.com	Semiannual Report	29

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Turnpike Authority Revenue,
Turnpike, Series E, 5.00%, 1/01/45	$11,475,000	$ 12,936,227
Turnpike, Series E, Pre-Refunded, 5.25%, 1/01/40	13,925,000	14,592,982
		270,250,744
New Mexico 0.2%
New Mexico Hospital Equipment Loan Council Hospital System Revenue,
Presbyterian Healthcare Services, Refunding, 5.00%, 8/01/44	10,000,000	11,271,700
Presbyterian Healthcare Services, Refunding, Series A, 5.00%, 8/01/46	15,000,000	17,159,100
		28,430,800
New York 9.5%
Hudson Yards Infrastructure Corp. Revenue, Hudson Yards, Senior, Fiscal 2012, Series A, AGMC Insured, 5.00%, 2/15/47	16,475,000	18,116,239
Long Island Power Authority Electric System Revenue,
General, Refunding, Series B, 5.00%, 9/01/46	13,000,000	14,894,750
General, Series A, Pre-Refunded, 6.00%, 5/01/33	12,500,000	13,411,000
MTA Dedicated Tax Fund Revenue,
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/28	6,000,000	6,497,460
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/29	4,000,000	4,331,640
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/30	3,000,000	3,248,730
Build America Bonds, Series B, Pre-Refunded, 5.00%, 11/15/34	15,000,000	16,168,350
MTA Revenue,
Transportation, Refunding, Series D, 5.25%, 11/15/40	15,000,000	16,611,450
Transportation, Series A, 5.00%, 11/15/38	11,800,000	13,420,848
Transportation, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/15/33	20,000,000	20,030,000
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/37	25,000,000	25,036,956
Transportation, Series C, 6.50%, 11/15/28	2,805,000	2,965,727
Transportation, Series C, Pre-Refunded, 6.50%, 11/15/28	12,195,000	12,880,603
Transportation, Series D, 5.00%, 11/15/34	10,000,000	11,028,700
Transportation, Series D, 5.00%, 11/15/36	9,500,000	10,713,910
Transportation, Series D, Sub Series D-1, 5.00%, 11/15/39	15,000,000	17,384,700
Transportation, Sub Series A-1, 5.00%, 11/15/40	30,000,000	33,970,800
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	180,000	180,671
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000	26,245,659
Series E, Subseries E-1, 6.25%, 10/15/28	480,000	504,115
Series E, Subseries E-1, Pre-Refunded, 6.25%, 10/15/28	9,520,000	9,989,907
Series F, 5.25%, 1/15/23	5,000	5,018
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	4,580,000	4,711,904
Fiscal 2009, Series A, Pre-Refunded, 5.75%, 6/15/40	1,420,000	1,461,535
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	69,057,263
Second General Resolution, Fiscal 2009, Refunding, Series FF, Subseries FF-2, 5.50%, 6/15/40	15,000,000	16,048,800
Second General Resolution, Fiscal 2011, Refunding, Series GG, 5.00%, 6/15/43	25,000,000	27,827,750
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/34	10,000,000	11,190,900
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/44	21,550,000	24,019,630
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	35,383,214
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	15,000,000	17,131,650
Second General Resolution, Fiscal 2015, Refunding, Series FF, 5.00%, 6/15/39	10,000,000	11,747,100
Second General Resolution, Fiscal 2015, Refunding, Series HH, 5.00%, 6/15/39	15,000,000	17,620,650
Second General Resolution, Fiscal 2017, Series CC, Subseries CC-2, 5.00%, 6/15/46	32,500,000	37,563,825

30	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-2, 6.00%, 7/15/38	$20,000,000	$ 20,683,800
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	10,674,025
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	13,567,241
Fiscal 2011, Series S-2, Subseries S-2A, 5.00%, 7/15/40	35,000,000	38,966,900
Fiscal 2012, Series S-1, Subseries S-1A, 5.25%, 7/15/37	30,300,000	34,236,576
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39	15,000,000	16,542,300
Future Tax Secured, Subordinate, Fiscal 2014, Series A, Subseries A-1, 5.00%, 11/01/34	15,000,000	17,512,800
Future Tax Secured, Subordinate, Fiscal 2016, Series E, Subseries E-1, 5.00%, 2/01/38	10,000,000	11,585,800
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/36	10,000,000	11,721,400
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/38	10,000,000	11,670,600
Future Tax Secured, Subordinate, Fiscal 2018, Series A, Subseries A-3, 5.00%, 8/01/41	57,915,000	67,905,917
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	25,000,000	28,260,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding, 5.625%, 1/15/46	25,000,000	27,242,750
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	7,211,165
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	40,000,000	51,240,400
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	24,995,000	33,148,369
New York State Dormitory Authority Revenues,
Lease, State University Dormitory Facilities, Series A, 5.00%, 7/01/41	10,000,000	11,099,400
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31	23,215,000	24,582,363
New York State Dormitory Authority Sales Tax Revenue, Series A, 5.00%, 3/15/44	10,105,000	11,807,692
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 2/15/38	10,000,000	11,698,400
General Purpose, Series A, 5.00%, 2/15/36	15,000,000	17,197,500
Group C, Series B, 5.00%, 2/15/40	20,000,000	23,152,200
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	60,000	60,190
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien, Series A, 5.25%, 1/01/56	10,000,000	11,594,600
New York State Urban Development Corp. Revenue,
State Personal Income Tax, General Purpose, Series A, 5.00%, 3/15/31	10,000,000	11,159,600
State Personal Income Tax, State Facilities and Equipment, Series B-1, Pre-Refunded, 5.00%, 3/15/36	5,000,000	5,266,350
Port Authority of New York and New Jersey Revenue, Consolidated, Refunding, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	20,000,000	23,059,800
Triborough Bridge and Tunnel Authority Revenue, MTA Bridges and Tunnels, General, Series A, Pre-Refunded, 5.25%, 11/15/38	25,000,000	25,574,750
Triborough Bridge and Tunnel Authority Revenues,
General, Series A-2, 5.25%, 11/15/34	4,620,000	4,824,343
General, Series A-2, Pre-Refunded, 5.25%, 11/15/34	2,880,000	3,006,461
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	17,227,350
		1,154,882,996
North Carolina 1.9%
Charlotte COP, Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000	13,691,210
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Pre-Refunded, 5.50%, 1/01/26	4,500,000	4,728,825
Series B, ETM, 6.00%, 1/01/22	1,250,000	1,481,200
Series B, ETM, 6.25%, 1/01/23	39,030,000	48,164,191

franklintempleton.com	Semiannual Report	31

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/23	$20,000,000	$ 21,843,600
Series A, Pre-Refunded, 5.00%, 5/01/24	5,500,000	5,816,800
Series A, Pre-Refunded, 5.00%, 5/01/25	5,750,000	6,081,200
Series A, Pre-Refunded, 5.00%, 5/01/26	20,000,000	21,843,600
Series A, Pre-Refunded, 5.00%, 5/01/27	4,500,000	4,759,200
Series A, Pre-Refunded, 5.00%, 5/01/28	4,250,000	4,494,800
North Carolina Turnpike Authority Revenue,
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	14,706,000
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	8,439,450
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	8,136,678
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 1/01/29	6,750,000	7,093,237
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.75%, 1/01/39	10,380,000	10,937,717
Raleigh Combined Enterprise System Revenue, Pre-Refunded, 5.00%, 3/01/40	15,830,000	17,776,932
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	26,679,847
		226,674,487
North Dakota 0.5%
Cass County Health Care Facilities Revenue, Essentia Health Obligated Group, Series D, Assured Guaranty, Pre-Refunded, 5.00%, 2/15/40	31,970,000	32,334,777
Grand Forks Health Care System Revenue,
Altru Health System Obligated Group, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/26	8,385,000	8,543,141
Altru Health System Obligated Group, Refunding, 5.50%, 12/01/20	8,870,000	8,902,287
Altru Health System Obligated Group, Refunding, 5.50%, 12/01/24	13,945,000	13,995,760
		63,775,965
Ohio 3.3%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%, 12/01/29	10,000,000	11,505,300
American Municipal Power Inc. Revenue,
Combined Hydroelectric Projects, Green Bonds, Refunding, Series A, 5.00%, 2/15/46	20,000,000	22,492,800
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	1,215,000	1,227,660
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/39	5,000,000	5,694,700
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/42	2,500,000	2,834,925
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.00%, 2/15/38	21,285,000	21,527,862
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, Pre-Refunded, 6.00%, 6/01/45	6,750,000	7,543,328
Buckeye Tobacco Settlement Financing Authority Revenue,
Tobacco Settlement, Senior, Convertible, Capital Appreciation, Turbo Term, Series A-3, 6.25%, 6/01/37	15,000,000	14,932,050
Tobacco Settlement, Senior, Turbo Term, Series A-2, 5.75%, 6/01/34	10,000,000	9,409,200
Butler County Hospital Facilities Revenue, UC Health, Refunding, 5.00%, 11/15/45	7,500,000	8,317,050
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	9,500,000	10,524,575
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters Project, 5.00%, 7/01/37	6,000,000	7,352,820
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/40	10,000,000	11,349,200
Franklin County Revenue, Trinity Health Credit Group, Series OH, 5.00%, 12/01/46	10,000,000	11,352,900
Hamilton County Healthcare Facilities Revenue, The Christ Hospital Project, AGMC Insured, 5.00%, 6/01/42	22,500,000	24,878,700

32	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/38	$12,000,000	$ 13,828,560
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	23,551,819
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	11,785,830
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 4.00%, 11/15/38	15,830,000	17,102,099
Wastewater Improvement, Refunding, 4.00%, 11/15/43	10,000,000	10,692,100
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	17,009,850
Pollution Control, FirstEnergy Generation Corp. Project, Refunding, Series C, 5.625%, 6/01/18	8,500,000	8,436,420
Ohio State GO, Infrastructure Improvement, Series A, Pre-Refunded, 5.375%, 9/01/28	10,000,000	10,143,197
Ohio State Higher Educational Facility Commission Revenue, Hospital Facilities, Summa Health System, 2010 Project, Refunding, AGMC Insured, 5.25%, 11/15/40	15,000,000	16,039,800
Ohio State Hospital Revenue,
Cleveland Clinic Health System Obligated Group, Refunding, Series A, 4.00%, 1/01/36	6,500,000	6,930,885
University Hospitals Health System Inc., Refunding, Series A, AGMC Insured, 5.00%, 1/15/41	7,000,000	7,533,120
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	33,992,000
Ohio State University Revenue, Special Purpose, General Receipts, Series A, 5.00%, 6/01/38	10,000,000	11,440,100
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Pre-Refunded, 5.75%, 2/15/38	17,000,000	17,227,800
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	22,525,800
		399,182,450
Oklahoma 0.2%
Edmond Public Works Authority Sales Tax and Utility System Revenue,
5.00%, 7/01/42	4,000,000	4,648,440
5.00%, 7/01/47	4,500,000	5,205,015
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	220,000	239,686
Oklahoma Development Finance Authority Revenue, Provident Education Resources Inc. Cross Village Student Housing Project, Series A, 5.00%, 8/01/47	8,000,000	8,741,360
Oklahoma Municipal Power Authority Revenue,
Power Supply System, Refunding, Series A, 5.00%, 1/01/32	650,000	757,302
Power Supply System, Refunding, Series A, 5.00%, 1/01/33	1,250,000	1,448,425
Power Supply System, Refunding, Series A, 4.00%, 1/01/36	100,000	106,000
Power Supply System, Refunding, Series A, 5.00%, 1/01/47	3,100,000	3,502,752
		24,648,980
Oregon 0.8%
Medford Hospital Facilities Authority Revenue, Hospital, Asante Health System, Series A, AGMC Insured, 5.00%, 8/15/40	4,935,000	5,237,466
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,379,600
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A, Pre-Refunded, 4.50%, 11/15/32	30,000,000	30,038,100
Port of Portland International Airport Revenue, Series Nineteen, Pre-Refunded, 5.50%, 7/01/38	25,000,000	25,735,500
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	12,494,589
University of Oregon General Revenue, Series A, 5.00%, 4/01/46	17,000,000	19,538,440
		98,423,695

franklintempleton.com	Semiannual Report	33

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania 3.6%
Allegheny County Sanitary Authority Sewer Revenue, BAM Insured, 5.25%, 12/01/44	$ 5,000,000	$ 5,746,750
Bucks County Water and Sewer Authority Water System Revenue,
AGMC Insured, 5.00%, 12/01/33	5,500,000	6,086,465
AGMC Insured, 5.00%, 12/01/37	10,520,000	11,641,748
AGMC Insured, 5.00%, 12/01/41	5,110,000	5,654,879
Centennial School District Bucks County GO, Series B, AGMC Insured, Pre-Refunded, 5.25%, 12/15/37	13,655,000	14,297,741
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,550,000	5,276,498
Series B, 5.00%, 6/01/42	5,400,000	5,899,986
Delaware County Regional Water Quality Control Authority Revenue,
Sewer, 5.00%, 11/01/41	5,000,000	5,736,700
Sewer, 5.00%, 11/01/46	10,315,000	11,773,954
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000	16,133,400
Erie Water Authority Water Revenue, Refunding, 5.00%, 12/01/43	5,000,000	5,653,750
Lackawanna County GO,
Refunding, Series B, AGMC Insured, 5.00%, 9/01/35	2,850,000	3,088,174
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/35	4,650,000	5,137,506
Montour School District GO,
Series A, AGMC Insured, 5.00%, 4/01/40	3,170,000	3,637,638
Series A, AGMC Insured, 5.00%, 4/01/41	2,000,000	2,292,000
Series A, AGMC Insured, 5.00%, 4/01/42	2,000,000	2,288,960
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project, Series A, Pre-Refunded, 5.375%, 8/15/28	5,000,000	5,168,750
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	360,000	381,020
Pennsylvania State Economic Development Financing Authority Revenue,
Water Facilities, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	21,896,600
Water Facility, Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,500,000	13,318,625
Pennsylvania State GO, Refunding, First Series, AGMC Insured, 5.00%, 8/15/26	20,805,000	24,951,853
Pennsylvania State Turnpike Commission Turnpike Revenue,
Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	6,355,650
Subordinate, Motor License Fund-Enhanced, Series A, 5.00%, 12/01/37	3,000,000	3,289,170
Subordinate, Motor License Fund-Enhanced, Series A, Subseries A-1, 5.00%, 12/01/38	20,000,000	21,317,800
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	4,860,000	5,154,565
Subordinate, Series B, Pre-Refunded, 5.75%, 6/01/39	20,000,000	21,430,200
Subordinate, Series C, Subseries C-1, Assured Guaranty, Pre-Refunded, 6.00%, 6/01/28	5,000,000	5,143,400
Subordinate, Series C, Subseries C-1, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/38	25,000,000	25,753,250
Subordinated, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	3,830,000	4,062,136
Subseries A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	1,310,000	1,389,399
Philadelphia GO,
Refunding, Series A, AGMC Insured, 5.00%, 8/01/24	9,805,000	10,436,540
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/24	1,195,000	1,274,766
Philadelphia Hospitals and Higher Education Facilities Authority Revenue,
Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.30%, 1/01/18	95,000	93,100
Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.35%, 1/01/23	915,000	896,700
Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.375%, 1/01/28	975,000	955,500
Philadelphia Municipal Authority Lease Revenue, Pre-Refunded, 6.375%, 4/01/29	4,500,000	4,831,380
Philadelphia School District GO,
Refunding, Series F, 5.00%, 9/01/33	6,415,000	7,129,952
Refunding, Series F, 5.00%, 9/01/36	4,090,000	4,496,914
Series E, Pre-Refunded, 6.00%, 9/01/38	24,645,000	25,648,544

34	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia School District GO, (continued)
Series E, Pre-Refunded, 6.00%, 9/01/38	$ 355,000	$ 369,308
Philadelphia Water and Wastewater Revenue,
Series A, 5.00%, 7/01/45	15,000,000	17,110,350
Series A, Pre-Refunded, 5.25%, 1/01/25	1,000,000	1,047,970
Series A, Pre-Refunded, 5.00%, 1/01/26	5,000,000	5,225,400
Series A, Pre-Refunded, 5.00%, 1/01/27	1,750,000	1,828,890
Series A, Pre-Refunded, 5.25%, 1/01/32	5,000,000	5,239,850
Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	7,581,910
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise Tower Revenue, Refunding, AGMC Insured, 5.00%, 2/01/35	18,000,000	19,466,100
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B, Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	15,000,000	16,570,050
State Public School Building Authority Revenue, Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/32	10,000,000	11,315,900
Westmoreland County Municipal Authority Revenue,
Municipal Service, Refunding, BAM Insured, 5.00%, 8/15/38	1,200,000	1,378,968
Municipal Service, Refunding, BAM Insured, 5.00%, 8/15/42	17,205,000	19,654,820
		432,511,479
Rhode Island 0.8%
Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty, 5.50%, 5/15/27	17,300,000	18,409,622
Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligation Group, Refunding, 5.00%, 5/15/39	5,500,000	6,061,495
Rhode Island Housing and Mortgage Finance Corp. Revenue,
Homeownership Opportunity, Refunding, Series 15-A, 6.85%, 10/01/24	155,000	155,541
Homeownership Opportunity, Series 10-A, 6.50%, 10/01/22	220,000	220,768
Homeownership Opportunity, Series 10-A, 6.50%, 4/01/27	130,000	131,027
Rhode Island State EDC Special Facility Revenue, Rhode Island Airport Corp. Project, first lien, CIFG Insured, 5.00%, 7/01/31	5,720,000	5,730,124
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue, Brown University Issue, Refunding, Series A, 5.00%, 9/01/39	9,000,000	9,602,010
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/30	7,535,000	8,335,669
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/35	4,500,000	4,978,170
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/40	10,270,000	11,361,290
New England Institute of Technology Issue, Series A, Pre-Refunded, 5.125%, 3/01/40	16,435,000	17,904,947
Rhode Island State Health and Educational Building Corp. Revenue,
Hospital Financing, Lifespan Obligated Group Issue, Series A, Pre-Refunded, 7.00%, 5/15/39	8,200,000	8,940,132
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%, 5/15/37	10,000,000	11,331,800
		103,162,595
South Carolina 1.3%
Greenwood County Hospital Revenue,
Facilities Health Regional Healthcare, Refunding, 4.00%, 10/01/39	1,445,000	1,479,463
Facilities Self Regional Healthcare, Refunding, 4.00%, 10/01/37	8,465,000	8,751,963
Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School District No. 50, South Carolina Project, Assured Guaranty, Pre-Refunded, 4.50%, 12/01/32	7,030,000	7,050,246

franklintempleton.com	Semiannual Report	35

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
South Carolina (continued)
Piedmont Municipal Power Agency Electric Revenue,
Refunding, NATL Insured, 6.25%, 1/01/21	$ 200,000	$ 229,444
Refunding, Series A-2, 5.00%, 1/01/24	7,240,000	7,287,422
Series A-2, Pre-Refunded, 5.00%, 1/01/24	2,760,000	2,777,857
Rock Hill Utility System Revenue,
Combined Utility System, Refunding, 5.00%, 1/01/41	7,690,000	8,683,164
Combined Utility System, Refunding, 5.00%, 1/01/47	5,000,000	5,615,150
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Improvement, Series B, Assured Guaranty, Pre-Refunded, 5.375%, 2/01/29	4,000,000	4,208,600
Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	40,000,000	40,652,400
Palmetto Health, Refunding and Improvement, 5.75%, 8/01/39	3,000,000	3,137,700
South Carolina State Public Service Authority Revenue,
Refunding and Improvement, Series A, 5.00%, 12/01/55	20,000,000	22,136,200
Refunding and Improvement, Series B, 5.00%, 12/01/50	15,000,000	16,612,650
Series A, Pre-Refunded, 5.50%, 1/01/38	7,500,000	7,885,876
Series B, Pre-Refunded, 5.25%, 1/01/34	6,000,000	6,291,360
Spartanburg Water System Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	6,000,000	6,363,660
Woodruff Roebuck Water District Revenue, South Carolina Water System Improvement, AGMC Insured, Pre-Refunded, 5.00%, 6/01/40	3,000,000	3,288,780
		152,451,935
South Dakota 0.6%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,515,640
South Dakota State Building Authority Revenue, Refunding, Series A, 5.00%, 6/01/42	5,450,000	6,317,204
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Refunding, 4.00%, 7/01/42	10,000,000	10,176,300
Avera Health Issue, Series B, Pre-Refunded, 5.50%, 7/01/35	3,000,000	3,088,260
Avera Health Issue, Series B, Pre-Refunded, 5.25%, 7/01/38	5,000,000	5,138,850
Regional Health, 4.00%, 9/01/37	10,920,000	11,288,004
Regional Health, 5.00%, 9/01/40	10,000,000	11,400,600
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/38	3,475,000	3,959,832
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,624,716
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,764,330
		70,273,736
Tennessee 1.0%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,851,900
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	115,000	115,356
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding, Series A, 5.00%, 1/01/42	35,000,000	39,001,900
[b] Metropolitan Government Nashville and Davidson County Water and Sewer Revenue,
Subordinate, Green Bond, Series A, 5.00%, 7/01/46	6,000,000	7,010,940
Subordinate, Refunding, Series B, 5.00%, 7/01/42	21,645,000	25,391,317
Subordinate, Refunding, Series B, 5.00%, 7/01/46	15,925,000	18,608,203
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A, 5.00%, 11/01/47	15,000,000	17,688,300
		116,667,916

36	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Texas 13.8%
Alamo Regional Mobility Authority Revenue,	$ 6,235,000	$ 7,083,085
junior lien, Vehicle Registration Fee, 5.00%, 6/15/39
senior lien, Vehicle Registration Fee, 5.00%, 6/15/46	11,115,000	12,724,563
Aldine ISD, GO, Harris County, School Building, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/45	15,000,000	17,415,150
Allen ISD, GO, Collin County, School Building, Series A, Pre-Refunded, 5.00%, 2/15/39	11,575,000	12,142,059
Arlington ISD, GO, Tarrant County, School Building, PSF Guarantee, 5.00%, 2/15/42	5,500,000	6,362,620
Austin Community College District Public Facility Corp. Revenue,
Educational Facility Project, Round Rock Campus, Pre-Refunded, 5.25%, 8/01/33	8,675,000	8,945,313
Hays New Campus Project, 5.00%, 8/01/36	5,700,000	6,347,463
Austin Electric Utility System Revenue, Refunding, Series A, 5.00%, 11/15/45	10,000,000	11,434,000
Austin Water and Wastewater System Revenue, Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/38	20,000,000	22,858,800
Bexar County Hospital District GO,
Certificates of Obligation, Combination Tax and Revenue, 5.00%, 2/15/38	1,910,000	1,931,010
Certificates of Obligation, Combination Tax and Revenue, Pre-Refunded, 5.00%, 2/15/38	8,090,000	8,182,307
Central Texas Regional Mobility Authority Revenue,
senior lien, Pre-Refunded, 6.00%, 1/01/41	14,000,000	16,056,320
senior lien, Refunding, 5.00%, 1/01/40	12,505,000	14,043,490
senior lien, Refunding, 5.00%, 1/01/46	11,245,000	12,551,669
senior lien, Series A, 5.00%, 1/01/45	5,000,000	5,571,200
Clifton Higher Education Finance Corp. Revenue, Education, Idea Public Schools, Series A, PSF Guarantee, 5.00%, 8/15/46	5,000,000	5,713,150
Comal ISD GO, School Building, PSF Guarantee, 5.00%, 2/01/42	15,000,000	17,342,850
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,778,800
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,861,140
Improvement, junior lien, Series A, 5.00%, 7/15/40	13,200,000	15,100,668
Crowley ISD, GO, Tarrant and Johnson Counties, Unlimited Tax School Building, PSF Guarantee, Pre-Refunded, 5.00%, 8/01/36	13,900,000	14,312,691
Crowley ISD GO, School Building, PSF Guarantee, 5.00%, 2/01/47	16,000,000	18,422,880
Dallas Area Rapid Transit Sales Tax Revenue,
Refunding, Series A, 5.00%, 12/01/46	10,000,000	11,526,200
Refunding, Series A, 5.00%, 12/01/48	12,200,000	14,014,506
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	20,178,774
Dallas Waterworks and Sewer System Revenue,
Pre-Refunded, 5.00%, 10/01/35	4,515,000	4,986,998
Refunding, 5.00%, 10/01/35	5,485,000	6,022,036
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	27,316,500
Joint Refunding, Series D, 5.25%, 11/01/32	10,000,000	11,803,400
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	11,891,475
Forney ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/37	15,000,000	17,248,350
GO, School Building, Series A, PSF Guarantee, Pre-Refunded, 6.00%, 8/15/37	2,000,000	2,077,260
Frisco ISD,
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%, 8/15/41	10,000,000	11,677,200
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%, 8/15/46	20,000,000	23,202,400
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, 5.00%, 2/15/38	6,045,000	6,849,590
Grand Parkway Transportation Corp. System Toll Revenue, Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	9,352,700

franklintempleton.com	Semiannual Report	37

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Harris County Cultural Education Facilities Finance Corp. Revenue,
Houston Methodist Hospital, 5.00%, 12/01/45	$ 30,000,000	$ 33,694,500
Memorial Hermann Health System, 5.00%, 7/01/45	15,000,000	16,777,950
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	14,387,760
Harris County MTA Revenue, Sales and Use Tax, Contractual Obligations, Series B, Pre-Refunded, 5.00%, 11/01/33	10,000,000	10,747,700
Hays County GO, Road, Pre-Refunded, 5.00%, 2/15/36	6,960,000	7,561,135
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue,
senior lien, Refunding, 5.25%, 12/01/38	5,000,000	5,783,300
senior lien, Refunding, 5.00%, 12/01/43	5,000,000	5,652,750
Houston Airport System Revenue,
Refunding, second lien, Series A, 5.50%, 7/01/34	5,000,000	5,144,700
Refunding, second lien, Series A, 5.50%, 7/01/39	30,850,000	31,742,799
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000	11,232,000
Hutto ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 8/01/39	10,000,000	11,363,300
Keller ISD, GO, School Building, Pre-Refunded, 5.50%, 2/15/35	10,000,000	10,553,600
Laredo Waterworks Sewer System Revenue,
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,757,425
Pre-Refunded, 5.25%, 3/01/40	16,535,000	18,041,173
Refunding, 4.00%, 3/01/41	5,210,000	5,446,482
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, 5.50%, 5/15/36	15,310,000	16,233,959
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/36	10,000,000	11,307,000
Lubbock-Cooper ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/41	12,500,000	14,194,750
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas, Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,327,850
Matagorda County Hospital District Revenue, FHA Insured, Pre-Refunded, 5.00%, 2/15/35	10,000,000	10,304,300
Midlothian ISD, GO, School Building, Series A, PSF Guarantee, 5.00%, 2/15/47	11,865,000	13,764,942
New Hope Cultural Education Facilities Finance Corp. Revenue, Texas A&M University Project, Series A-1, 5.00%, 4/01/46	6,000,000	6,795,720
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
Collegiate Housing Corpus Christi II, Texas A&M University Corpus Christi Project, Series A, 5.00%, 4/01/48	1,250,000	1,337,850
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	10,000,000	9,938,100
North East Regional Mobility Authority Revenue, senior lien, Series A, 5.00%, 1/01/41	16,750,000	18,658,495
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	40,000,000	43,012,400
North Harris County Regional Water Authority Revenue,
senior lien, 5.00%, 12/15/46	18,685,000	21,405,910
senior lien, Pre-Refunded, 5.25%, 12/15/33	27,000,000	28,255,230
senior lien, Pre-Refunded, 5.50%, 12/15/38	25,000,000	26,231,750
senior lien, Refunding, 4.00%, 12/15/41	20,000,000	21,094,200
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	2,270,000	2,393,079
first tier, Series A, Pre-Refunded, 6.25%, 1/01/39	10,230,000	10,832,547
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	31,464,750
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/37	7,500,000	3,331,500
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/43	7,500,000	2,123,325
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	30,625,000
System, first tier, Refunding, Series A, 5.00%, 1/01/39	10,000,000	11,446,100
[b] System, first tier, Refunding, Series A, 5.00%, 1/01/39	8,000,000	9,308,640

38	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
North Texas Tollway Authority Revenue, (continued)
System, first tier, Refunding, Series A, 5.75%, 1/01/40	$ 4,825,000	$ 4,862,490
[b] System, first tier, Refunding, Series A, 5.00%, 1/01/43	40,000,000	46,278,800
[b] System, first tier, Refunding, Series A, 5.00%, 1/01/48	33,500,000	38,569,890
System, first tier, Series A, Pre-Refunded, 5.75%, 1/01/40	30,175,000	30,408,087
System, first tier, Series K, Subseries K-2, Assured Guaranty, Pre-Refunded, 6.00%, 1/01/38	15,000,000	15,849,150
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,000,000	11,418,700
System, second tier, Refunding, Series A, 5.00%, 1/01/38	10,000,000	11,321,600
[b] System, second tier, Refunding, Series B, 5.00%, 1/01/43	20,000,000	22,787,800
[b] System, second tier, Refunding, Series B, 5.00%, 1/01/48	19,000,000	21,551,700
System, second tier, Series F, Pre-Refunded, 5.75%, 1/01/38	30,000,000	30,233,100
Palestine ISD, GO, Anderson County, School Building, Assured Guaranty, Pre-Refunded, 5.50%, 2/15/39	12,530,000	13,231,931
Port Neches-Groves ISD, GO, Jefferson County, Unlimited Tax School Building, Assured Guaranty, Pre-Refunded, 5.00%, 2/15/34	11,375,000	11,504,789
Port of Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000	14,528,500
Prosper ISD, GO, School Building, PSF Guarantee, 5.00%, 2/15/47	9,725,000	11,282,264
Red River Education Financing Corp. Higher Education Revenue, St. Edwards University Project, Refunding, 5.00%, 6/01/46	2,250,000	2,510,618
San Antonio Airport System Revenue, Passenger Facility Charge, sub. lien, Improvement and Refunding, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,434,150
San Antonio Electric and Gas Systems Revenue,
junior lien, 5.00%, 2/01/38	10,000,000	11,358,900
Refunding, 5.00%, 2/01/47	17,500,000	20,357,925
San Antonio Public Facilities Corp. Lease Revenue, Improvement and Refunding, Lease, Convention Center Refinancing and Expansion Project, 4.00%, 9/15/42	36,500,000	37,789,180
San Antonio Water System Revenue, junior lien, Refunding, Series C, 5.00%, 5/15/46	13,000,000	15,055,560
San Jacinto River Authority Special Project Revenue,
Group Project, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,303,500
Group Project, AGMC Insured, 5.00%, 10/01/37	3,000,000	3,182,100
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, BAM Insured, 5.00%, 11/01/33	6,300,000	7,051,275
Schertz-Cibolo-Universal City ISD, GO, School Building, PSF Guarantee, 5.00%, 2/01/42	10,000,000	11,561,900
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A, 5.00%, 10/01/38	24,380,000	27,970,686
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children’s Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	11,309,800
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	5,949,682
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources System, Series A, 5.00%, 11/15/52	5,000,000	5,560,150
Tarrant County Health Facilities Development Corp. Health System Revenue,
Harris Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24	3,040,000	3,525,214
Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	2,535,000	2,944,986
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	11,336,100
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	586,255
Texas State GO,
Transportation Commission, Highway Improvement, 5.00%, 4/01/39	40,000,000	46,070,400
Transportation Commission, Mobility Fund, Refunding, Series A, 5.00%, 10/01/39	30,000,000	34,879,200
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,448,350
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000	16,594,897

franklintempleton.com	Semiannual Report	39

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, AGMC Insured, 5.00%, 8/15/41	$ 16,000,000	$ 17,862,080
first tier, Refunding, Series A, BAM Insured, 5.00%, 8/15/41	9,665,000	10,789,813
first tier, Refunding, Series B, 5.00%, 8/15/37	10,000,000	11,297,900
second tier, Refunding, Series C, 5.00%, 8/15/37	15,000,000	16,789,800
second tier, Refunding, Series C, 5.00%, 8/15/42	10,000,000	11,115,500
Texas State Water Development Board Revenue, Series A, 4.00%, 10/15/42	50,000,000	53,210,000
Ysleta ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/45	15,000,000	17,316,300
		1,683,593,610
Utah 1.2%
Jordan Valley Water Conservancy District Water Revenue, Series B, 5.00%, 10/01/41	15,000,000	16,624,200
Salt Lake City Airport Revenue, Series A, 5.00%, 7/01/42	15,000,000	17,295,900
St. George Electric Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 6/01/33	5,000,000	5,114,550
AGMC Insured, Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,114,550
State Board of Regents University of Utah Revenue, General, Series A, Pre-Refunded, 5.00%, 8/01/43	21,975,000	26,074,656
Uintah County Municipal Building Authority Lease Revenue, Pre-Refunded, 5.50%, 6/01/37	5,000,000	5,126,050
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Pre-Refunded, 5.25%, 12/01/27	9,735,000	10,553,129
Utah State Municipal Power Agency Supply System Revenue, Series B, 5.00%, 7/01/38	12,105,000	13,800,790
Utah State Transit Authority Sales Tax Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 6/15/36	33,000,000	33,806,520
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	8,141,833
		141,652,178
Vermont 0.4%
Vermont Educational and Health Buildings Financing Agency Revenue,
Hospital, Fletcher Allen Health Care Project, Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	5,500,000	5,626,005
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	10,694,300
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	29,083,362
The University of Vermont Medical Center Project, Refunding, Series A, 5.00%, 12/01/36	5,000,000	5,662,500
		51,066,167
Virginia 0.3%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,636,640
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, Pre-Refunded, 4.50%, 3/01/37	11,130,000	12,298,539
Virginia State Resources Authority Infrastructure Revenue,
Virginia Pooled Financing Program, Refunding, Series A, 5.00%, 11/01/39	8,045,000	9,187,309
Virginia Pooled Financing Program, Series A, Pre-Refunded, 5.00%, 11/01/39	4,310,000	5,047,269
		35,169,757
Washington 2.6%
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Series A, Pre-Refunded, 5.00%, 11/01/34	11,405,000	11,405,000
FYI Properties Lease Revenue,
Washington State District Project, 5.50%, 6/01/34	11,935,000	12,675,805
Washington State District Project, 5.50%, 6/01/39	16,250,000	17,232,313
King County GO, Sewer Revenues, Pre-Refunded, 5.125%, 1/01/33	10,000,000	10,471,200
King County Public Hospital District No. 1 GO, Series B, Pre-Refunded, 5.25%, 12/01/37	5,000,000	5,121,750

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
King County Sewer Revenue, Pre-Refunded, 5.00%, 1/01/32	$ 7,085,000	$ 7,786,698
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	5,000	5,016
Seattle Municipal Light and Power Revenue,
Improvement and Refunding, Series C, 4.00%, 9/01/36	22,170,000	24,024,964
Improvement and Refunding, Series C, 4.00%, 9/01/40	10,650,000	11,428,515
[b] Washington Health Care Facilities Authority Revenue, MultiCare Health System, Refunding, Series B, 4.00%, 8/15/41	25,000,000	25,655,500
Washington State GO,
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,604,050
Various Purpose, Series A, Pre-Refunded, 5.00%, 7/01/33	44,300,000	45,457,116
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 6.75%, 7/01/29	5,000,000	5,448,700
Fred Hutchinson Cancer Research Center, Refunding, Series A, 5.00%, 1/01/47	10,000,000	11,028,000
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	8,100,225
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/41	9,170,000	9,398,700
MultiCare Health System, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	17,550,000	18,091,066
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39	3,000,000	3,254,760
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	11,277,665
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%, 10/01/33	10,000,000	10,356,200
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41	10,000,000	11,012,300
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000	18,668,880
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38	15,000,000	17,101,650
Washington State Higher Education Facilities Authority Revenue,
Whitworth University Project, Pre-Refunded, 5.375%, 10/01/29	3,000,000	3,236,850
Whitworth University Project, Pre-Refunded, 5.875%, 10/01/34	6,000,000	6,530,280
		310,373,203
West Virginia 0.8%
Berkeley County Public Service Sewer District Sewer Revenue, Refunding, Series B, BAM Insured, 5.00%, 6/01/36	1,000,000	1,151,110
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	9,000,000	9,012,060
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	13,628,300
West Virginia EDA Lottery Revenue, Series A, 5.00%, 6/15/35	9,415,000	10,217,629
West Virginia Hospital Finance Authority Revenue,
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%, 6/01/42	7,000,000	7,807,030
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%, 6/01/47	5,000,000	5,550,150
West Virginia State GO, Series A, NATL Insured, Pre-Refunded, 5.20%, 11/01/26	10,000,000	10,607,500
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%, 10/01/44	21,800,000	25,075,886
West Virginia State Water Development Authority Infrastructure Revenue,
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%, 10/01/36	5,000,000	5,655,800
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%, 10/01/45	5,435,000	6,072,145
		94,777,610

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin 1.1%
Monroe RDAR, The Monroe Clinic Inc., Pre-Refunded, 6.00%, 2/15/39	$ 11,790,000	$ 12,517,679
Superior Limited Obligation Revenue, Midwest Energy Resources Company Project, Refunding, Series E, NATL Insured, 6.90%, 8/01/21	3,000,000	3,566,310
Wisconsin Health and Educational Facilities Authority Revenue,
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	3,880,000	4,105,971
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	2,540,000	2,687,929
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/30	2,985,000	3,224,069
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/33	1,500,000	1,621,800
Marquette University, Series B-2, Pre-Refunded, 5.00%, 10/01/30	930,000	1,004,484
Marquette University, Series B-3, 5.00%, 10/01/30.	1,570,000	1,661,437
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/30	580,000	626,452
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/33	1,750,000	1,892,100
Marshfield Clinic Health System Inc., Refunding, Series C, 5.00%, 2/15/47	37,795,000	41,906,718
Ministry Health Care Inc., AGMC Insured, Pre-Refunded, 5.00%, 8/01/31	1,500,000	1,528,455
Ministry Health Care Inc., AGMC Insured, Pre-Refunded, 5.00%, 8/01/34	8,000,000	8,151,760
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,299,950
Wisconsin State General Fund Annual Appropriation Revenue,
Series A, Pre-Refunded, 6.00%, 5/01/33	25,290,000	27,121,249
Series A, Pre-Refunded, 6.00%, 5/01/36	20,000,000	21,448,200
		138,364,563
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series A, 5.75%, 7/15/39	5,500,000	5,832,915
Wyoming Municipal Power Agency Power Supply System Revenue, Series A, BAM Insured, 5.00%, 1/01/42	7,000,000	7,934,150
		13,767,065

U.S. Territories 0.4%
Puerto Rico 0.4%
[c] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	18,925,000	6,552,781
Series XX, 5.25%, 7/01/40	15,000,000	5,193,750
[c] Puerto Rico PBA Guaranteed Revenue,
Government Facilities, Refunding, Series D, 5.25%, 7/01/27	3,265,000	963,175
Government Facilities, Refunding, Series N, 5.00%, 7/01/37	20,000,000	5,900,000
[c] Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, First Subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	4,516,875
Convertible Capital Appreciation, First Subordinate, Series A, 6.75%, 8/01/32	25,000,000	3,843,750
First Subordinate, Series A, 6.00%, 8/01/42	22,500,000	3,459,375
Senior, Refunding, Series C, 5.00%, 8/01/40	27,825,000	11,895,188
Senior, Series C, 5.25%, 8/01/40	7,150,000	3,056,625
		45,381,519
Total Municipal Bonds before Short Term Investments (Cost $11,391,376,624)		12,069,214,199

Short Term Investments 0.8%
Municipal Bonds 0.8%
Colorado 0.2%
Colorado State General Fund Revenue, TRAN, Series A, 5.00%, 6/27/18	25,000,000	25,637,000

42	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
Florida 0.1%
[d] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 0.95%, 9/01/28	$4,000,000	$ 4,000,000
New York 0.2%
[d] New York City GO, Fiscal 2008, Series J, Subseries J-5, Refunding, SPA Bank of America, Daily VRDN and Put, 0.91%, 8/01/28	4,000,000	4,000,000
[d] New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2013, Series C, Subseries C-4, SPA JPMorgan Chase Bank, Daily VRDN and Put, 0.90%, 11/01/36	19,700,000	19,700,000
		23,700,000
Pennsylvania 0.1%
[d] Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 0.95%, 12/01/28	15,600,000	15,600,000
Tennessee 0.2%
[d] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 0.92%, 6/01/42	20,700,000	20,700,000
Total Short Term Investments (Cost $89,664,892)		89,637,000
Total Investments (Cost $11,481,041,516) 100.0%		12,158,851,199
Other Assets, less Liabilities 0.0%†		4,773,158
Net Assets 100.0%		$12,163,624,357

See Abbreviations on page 53.

†Rounds to less than 0.1% of net assets.

aThe maturity date shown represents the mandatory put date.

bSecurity purchased on a when-issued basis. See Note 1(b).

cSee Note 6 regarding defaulted securities.

dVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. |	Semiannual Report	43

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Financial Statements

Statement of Assets and Liabilities

October 31, 2017 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$11,481,041,516
Value - Unaffiliated issuers	$12,158,851,199
Cash	19,397
Receivables:
Investment securities sold	86,145,183
Capital shares sold	8,016,416
Interest	159,915,237
Other assets	3,658
Total assets	12,412,951,090
Liabilities:
Payables:
Investment securities purchased	229,237,437
Capital shares redeemed	12,184,401
Management fees	4,526,247
Distribution fees	1,522,098
Transfer agent fees	1,586,954
Trustees’ fees and expenses	2,503
Accrued expenses and other liabilities	267,093
Total liabilities	249,326,733
Net assets, at value	$12,163,624,357
Net assets consist of:
Paid-in capital	$11,805,778,536
Undistributed net investment income	17,550,483
Net unrealized appreciation (depreciation)	677,809,683
Accumulated net realized gain (loss)	(337,514,345)
Net assets, at value	$12,163,624,357
Class A:
Net assets, at value	$ 9,186,728,044
Shares outstanding	766,986,027
Net asset value per share[a]	$11.98
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.51
Class C:
Net assets, at value	$ 1,335,610,721
Shares outstanding	111,585,254
Net asset value and maximum offering price per share[a]	$11.97
Class R6:
Net assets, at value	$ 143,535
Shares outstanding	11,972
Net asset value and maximum offering price per share	$11.99
Advisor Class :
Net assets, at value	$ 1,641,142,057
Shares outstanding	136,895,039
Net asset value and maximum offering price per share	$11.99

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

44	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended October 31, 2017 (unaudited)

Investment income:
Interest:
Unaffiliated issuers	$263,240,877

Expenses:
Management fees (Note 3a)	27,500,839
Distribution fees: (Note 3c)
Class A	4,688,205
Class C	4,493,170
Transfer agent fees: (Note 3e)
Class A	2,751,202
Class C	405,823
Class R6	57
Advisor Class	496,901
Custodian fees	50,179
Reports to shareholders	172,078
Registration and filing fees	223,140
Professional fees	153,852
Trustees’ fees and expenses	58,898
Other	272,458

Total expenses	41,266,802
Expenses waived/paid by affiliates (Note 3f)	(54)

Net expenses	41,266,748

Net investment income	221,974,129

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(82,721,146)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	43,320,929

Net realized and unrealized gain (loss)	(39,400,217)

Net increase (decrease) in net assets resulting from operations	$182,573,912

franklintempleton.com	The accompanying notes are an integral part of these financial statements. |	Semiannual Report	45

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended October 31, 2017 (unaudited)	Year Ended April 30, 2017

Increase (decrease) in net assets:
Operations:
Net investment income	$ 221,974,129	$ 440,560,829
Net realized gain (loss)	(82,721,146)	(24,031,855)
Net change in unrealized appreciation (depreciation)	43,320,929	(383,188,451)

Net increase (decrease) in net assets resulting from operations	182,573,912	33,340,523

Distributions to shareholders from:
Net investment income:
Class A	(173,527,840)	(331,153,686)
Class C	(21,845,068)	(42,107,969)
Class R6	(469)	—
Advisor Class	(32,005,103)	(57,250,896)

Total distributions to shareholders	(227,378,480)	(430,512,551)

Capital share transactions: (Note 2)
Class A	(122,178,699)	1,257,433,741
Class C	(70,960,600)	241,141,581
Class R6	144,714	—
Advisor Class	13,715,107	243,919,209

Total capital share transactions	(179,279,478)	1,742,494,531

Net increase (decrease) in net assets	(224,084,046)	1,345,322,503
Net assets:
Beginning of period	12,387,708,403	11,042,385,900

End of period	$12,163,624,357	$12,387,708,403

Undistributed net investment income included in net assets:

End of period	$ 17,550,483	$ 22,954,834

46	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class C, Class R6 and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees. Effective August 1, 2017, the Fund began offering a new class of shares, Class R6.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

franklintempleton.com	Semiannual Report	47

FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

c. Income Taxes (continued)

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2017, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

48	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At October 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended October 31, 2017		Year Ended April 30, 2017
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	30,771,472	$370,223,200	90,539,595	$1,109,317,525
Shares issued in reinvestment of distributions	12,811,311	153,862,079	23,991,962	293,857,679
Shares issued on reorganization	—	—	128,179,562	1,526,626,933
Shares redeemed	(53,727,745)	(646,263,978)	(137,377,476)	(1,672,368,396)

Net increase (decrease)	(10,144,962)	$(122,178,699)	105,333,643	$1,257,433,741

Class C Shares:
Shares sold	4,914,262	$59,104,437	15,472,829	$190,807,233
Shares issued in reinvestment of distributions	1,638,155	19,668,469	3,021,130	36,978,463
Shares issued on reorganization	—	—	20,739,803	247,011,073
Shares redeemed	(12,446,063)	(149,733,506)	(19,189,681)	(233,655,188)

Net increase (decrease)	(5,893,646)	$(70,960,600)	20,044,081	$241,141,581

Class R6 Shares[a]:
Shares sold	17,868	$215,413
Shares redeemed	(5,896)	(70,699)

Net increase (decrease)	11,972	$144,714

Advisor Class Shares:
Shares sold	20,347,051	$244,977,012	53,426,552	$652,653,037
Shares issued in reinvestment of distributions	2,273,081	27,318,861	3,892,888	47,733,709
Shares issued on reorganization	—	—	4,902,948	58,443,306
Shares redeemed	(21,491,093)	(258,580,766)	(42,008,684)	(514,910,843)

Net increase (decrease)	1,129,039	$13,715,107	20,213,704	$243,919,209

[a]For the period August 1, 2017 (effective date) to October 31, 2017.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

franklintempleton.com	Semiannual Report	49

FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended October 31, 2017, the annualized effective investment management fee rate was 0.442% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$707,381

CDSC retained	$56,643

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2017, the Fund paid transfer agent fees of $3,653,983, of which $991,795 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Investor Services has voluntarily agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01%. Investor Services may discontinue this waiver in the future.

g. Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended October 31, 2017, these purchase and sale transactions aggregated $226,473,800 and $260,775,000, respectively.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At April 30, 2017, the Fund’s capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2018	$ 3,803,336
2019	17,435,155
Capital loss carryforwards not subject to expiration:
Short term	149,597,947
Long term	59,865,858

Total capital loss carryforwards	$230,702,296[a]

aIncludes $54,890,384 from the merged Franklin Insured Tax-Free Income Fund, which may be carried over to offset future capital gains, subject to certain limitations.

At October 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$11,504,149,964

Unrealized appreciation	$ 810,238,592
Unrealized depreciation	(155,537,357)

Net unrealized appreciation (depreciation)	$ 654,701,235

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums, wash sales, bond workout expenditures.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2017, aggregated $879,569,557 and $913,181,257, respectively.

6. Defaulted Securities

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October 31, 2017, the aggregate value of these securities was $45,381,519, representing 0.4% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

7. Concentration of Risk

Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which, matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2017, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At October 31, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

10.  New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

11.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.	IDAR	Industrial Development Authority Revenue
AMBAC	American Municipal Bond Assurance Corp.	IDB	Industrial Development Bond/Board
BAM	Build America Mutual Assurance Co.	IDC	Industrial Development Corp.
BHAC	Berkshire Hathaway Assurance Corp.	ISD	Independent School District
CDA	Community Development Authority/Agency	MFH	Multi-Family Housing
CDD	Community Development District	MFMR	Multi-Family Mortgage Revenue
CIFG	CDC IXIS Financial Guaranty	MTA	Metropolitan Transit Authority
COP	Certificate of Participation	NATL	National Public Financial Guarantee Corp.
EDA	Economic Development Authority	PBA	Public Building Authority
EDC	Economic Development Corp.	PCC	Pollution Control Corp.
ETM	Escrow to Maturity	PCR	Pollution Control Revenue
FGIC	Financial Guaranty Insurance Co.	PSF	Permanent School Fund
FHA	Federal Housing Authority/Agency	RDA	Redevelopment Agency/Authority
FICO	Financing Corp.	RDAR	Redevelopment Agency Revenue
GARB	General Airport Revenue Bonds	SPA	Standby Purchase Agreement
GO	General Obligation	TRAN	Tax and Revenue Anticipation Note
HFA	Housing Finance Authority/Agency	UHSD	Unified/Union High School District
HFAR	Housing Finance Authority Revenue	USD	Unified/Union School District
IDA	Industrial Development Authority/Agency	XLCA	XL Capital Assurance

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter

Franklin Federal Tax-Free Income Fund

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017 Franklin Templeton Investments. All rights reserved.                                                                                                                                                                                             116 S2017 12/17

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	December 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	December 27, 2017

By	/s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date	December 27, 2017